              As filed with the Securities and Exchange Commission
                                on August 1, 2003
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
Pre-Effective Amendment No. ___                                              [_]
Post-Effective Amendment No. 64                                              [X]

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
Amendment No. 65                                                             [X]

                                   ------------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                                   ------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to Rule 485(b), or

[_]  60 days after filing pursuant to Rule 485(a)(1), or

[_]  on _________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 64 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2003 for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Liquidity Reserve Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund, to file the definitive prospectuses for the Administrator Class for the Cash Investment Money Market Fund and the Government Money Market Fund and to make certain other non-material changes to the prospectuses and statement of additional information for these funds.

                             WELLS FARGO FUNDS TRUST
                             -----------------------
                              Cross Reference Sheet
                              ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          ---------------------------------------------------------------
1               Front and Back Cover Pages
2               Objectives
                Principal Strategies
                Summary of Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives
                Principal Strategies
                Summary of Important Risks
                See Individual Fund Summaries
                Additional Strategies and General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Income and Gain Distributions
                Taxes
8               Distribution Plan
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          ---------------------------------------------------------------
10              Cover Page and Table of Contents
11              Capital Stock
                Cover Page
12              Cover Page
                Investment Policies
                Additional Permitted Investment Activities and Associated Risks
13              Management
14              Capital Stock
15              Management
                Additional Purchase and Redemption Information
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          ---------------------------------------------------------------
23-30           Information required to be included in Part C is set
                forth under the appropriate Item, so numbered, in Part C of this Document.

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     Wells Fargo California Tax-Free Money Market Fund

     Wells Fargo Government Money Market Fund

     Wells Fargo Minnesota Money Market Fund

     Wells Fargo Money Market Fund

     Wells Fargo National Tax-Free Money Market Fund

     Wells Fargo Treasury Plus Money Market Fund

     Wells Fargo 100% Treasury Money Market Fund

     Class A, Class B

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------

Overview                          Objectives and Principal Strategies          4
Important summary information     Summary of Important Risks                   6
about the Funds.                  Performance History                          7
                                  Summary of Expenses                         14
                                  Key Information                             17

--------------------------------------------------------------------------------
The Funds                         California Tax-Free Money Market Fund       18
Important information about       Government Money Market Fund                20
the individual Funds.             Minnesota Money Market Fund                 22
                                  Money Market Fund                           24
                                  National Tax-Free Money Market Fund         28
                                  Treasury Plus Money Market Fund             30
                                  100% Treasury Money Market Fund             32
                                  Additional Strategies and
                                     General Investment Risks                 34
                                  Organization and Management of the Funds    38

--------------------------------------------------------------------------------
Your Investment                   Your Account                                40
How to open an account and           How to Buy Shares                        42
how to buy, sell and exchange        How to Sell Shares                       45
Fund shares.                         Investments in Money Market Fund
                                        Class B Shares                        48
                                     Exchanges                                50

--------------------------------------------------------------------------------
Reference                         Additional Services and
Additional information and term      Other Information                        51
definitions.                      Glossary                                    53

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in the Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                  OBJECTIVE
--------------------------------------------------------------------------------

California Tax-Free   Seeks current income exempt from federal income tax and
Money Market Fund     California individual income tax, while preserving
                      capital and liquidity.

Government Money      Seeks current income, while preserving capital and
Market Fund           liquidity.

Minnesota Money       Seeks current income exempt from federal income tax and
Market Fund           Minnesota individual income tax, while preserving capital
                      and liquidity.

Money Market Fund     Seeks current income, while preserving capital and
                      liquidity.

National Tax-Free     Seeks current income exempt from federal income tax,
Money Market Fund     while preserving capital and liquidity.

Treasury Plus Money   Seeks current income and stability of principal.
Market Fund

100% Treasury Money   Seeks stability of principal and current income that is
Market Fund           exempt from most state and local individual income taxes.

4 Money Market Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term Minnesota municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

                                                 Money Market Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund descriptions beginning on page 18;

..    the "Additional Strategies and General Investment Risks" section beginning on page 34; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Fund, Minnesota Money Market Fund, and National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund's portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940 ("1940 Act"). The majority of the issuers of the securities in these Funds' portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater effect than a similar default in a diversified portfolio. All other Funds in this Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Minnesota Money Market Fund

Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6 Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     California Tax-Free Money Market Fund Class A Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                                '93           1.89%
                                '94           2.28%
                                '95           3.23%
                                '96           2.76%
                                '97           2.92%
                                '98           2.61%
                                '99           2.42%
                                '00           3.05%
                                '01           1.90%
                                '02           0.81%

     Best Qtr.: Q2 '95 . 0.85%   Worst Qtr.: Q3 '02 . 0.19%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.24%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02      1 year   5 years   10 years
                                             ------   -------   --------
          Class A (Incept. 1/1/92)            0.81%    2.16%      2.39%

          iMoneyNet All State Specific
             California Money Fund Average    0.90%    2.39%      2.80%

                                                 Money Market Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

     Government Money Market Fund Class A Calendar Year Returns/1/*

                                     [CHART]

                                   [Bar Chart]

                                '93           2.73%
                                '94           3.55%
                                '95           5.25%
                                '96           4.75%
                                '97           4.90%
                                '98           4.81%
                                '99           4.46%
                                '00           5.73%
                                '01           3.54%
                                '02           1.19%

     Best Qtr.: Q4 '00 . 1.48%   Worst Qtr.: Q4 '02 . 0.25%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.29%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02   1 year   5 years   10 years
                                          ------   -------   --------
          Class A (Incept. 11/8/99)/1/     1.19%    3.93%      4.08%

          iMoneyNet First Tier
             Retail Money Fund Average     1.16%    4.40%      5.11%

     /1/ Performance shown for periods prior to inception reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Service Class shares incepted on November 16, 1987.

8 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Minnesota Money Market Fund Class A Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                                '01           2.23%
                                '02           0.84%

     Best Qtr.: Q1 '01 . 0.69%   Worst Qtr.: Q4 '02 . 0.19%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.22%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
                                                            Life of
          for the period ended 12/31/02            1 year     Fund
                                                   ------   -------
          Class A (Incept. 8/14/00)                 0.84%    1.87%

          iMoneyNet All State Specific
             Minnesota Retail Money Fund Average    0.83%    1.88%

                                                 Money Market Funds Prospectus 9

Performance History
--------------------------------------------------------------------------------

     Money Market Fund Class A Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                                '93           2.70%
                                '94           3.74%
                                '95           5.34%
                                '96           4.78%
                                '97           5.00%
                                '98           4.95%
                                '99           4.60%
                                '00           5.80%
                                '01           3.52%
                                '02           1.16%

     Best Qtr.: Q4 '00 . 1.49%   Worst Qtr.: Q4 '02 . 0.25%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.30%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02   1 year   5 years   10 years
                                          ------   -------   --------
          Class A (Incept. 7/1/92)         1.16%    3.99%      4.15%

          Class B (Incept. 5/25/95)/1/    (4.59)%   2.90%      3.43%

          iMoneyNet First Tier
             Retail Money Fund Average     1.16%    4.40%      5.11%

     /1/ Returns reflect the maximum applicable CDSC for the period shown. Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

10 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     National Tax-Free Money Market Fund Class A Calendar Year Returns/1/*

                                     [CHART]

                                   [Bar Chart]

                                '93           2.07%
                                '94           2.72%
                                '95           3.74%
                                '96           3.28%
                                '97           3.40%
                                '98           3.19%
                                '99           2.91%
                                '00           3.81%
                                '01           2.54%
                                '02           1.18%

     Best Qtr.: Q4 '00 . 1.00%   Worst Qtr.: Q4 '02 . 0.28%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.37%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02      1 year   5 years   10 years
                                             ------   -------   --------
          Class A (Incept. 7/28/03)/1/        1.18%    2.72%      2.88%

          iMoneyNet Tax-Free Institutional
             Money Fund Average               1.10%    2.85%      3.21%

     /1/ Performance shown for the Class A shares reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to and are lower than those of the Class A shares. The Service Class shares annual returns are substantially similar to what the Class A shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Fund's Service Class shares incepted on August 3, 1993.

                                                Money Market Funds Prospectus 11

Performance History
--------------------------------------------------------------------------------

     Treasury Plus Money Market Fund Class A Calendar Year Returns*/1/

                                     [CHART]

                                   [Bar Chart]

                                '93           2.80%
                                '94           3.84%
                                '95           5.56%
                                '96           5.00%
                                '97           5.14%
                                '98           5.02%
                                '99           4.57%
                                '00           5.82%
                                '01           3.66%
                                '02           1.35%

     Best Qtr.: Q4 '00 . 1.52%   Worst Qtr.: Q4 '02 . 0.28%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.40%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year   5 years   10 years
                                                ------   -------   --------
          Class A (Incept. 7/28/03)/1/           1.35%    4.07%      4.27%

          iMoneyNet Treasury & Repo
             Institutional Money Fund Average    1.37%    4.51%      5.29%

          91 Day U.S. Treasury Bill              1.71%    4.18%      4.44%

     /1/ Performance shown for the Class A shares reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to and are lower than those of the Class A shares. The Service Class shares annual returns are substantially similar to what the Class A shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Fund's Service Class shares incepted on October 1, 1985.

12 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     100% Treasury Money Market Fund Class A Calendar Year Returns/1/*

                                     [CHART]

                                   [Bar Chart]

                                '93           2.59%
                                '94           3.44%
                                '95           5.09%
                                '96           4.63%
                                '97           4.75%
                                '98           4.60%
                                '99           4.23%
                                '00           5.42%
                                '01           3.39%
                                '02           1.11%

     Best Qtr.: Q4 '00 . 1.40%   Worst Qtr.: Q4 '02 . 0.24%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.27%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02   1 year   5 years   10 years
                                          ------   -------   --------
          Class A (Incept. 11/8/99)/1/     1.11%    3.74%      3.92%

          iMoneyNet Treasury
             Retail Money Fund Average     1.21%    4.16%      4.83%

          91 Day U.S. Treasury Bill        1.71%    4.18%      4.44%

     /1/ Performance shown prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class's fees and expenses. The Fund's Service Class shares incepted on December 3, 1990.

                                                Money Market Funds Prospectus 13

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                All     Money Market
                                                               Funds        Fund
                                                              ----------------------
                                                              CLASS A     CLASS B
------------------------------------------------------------------------------------
Maximum sales charge (load)
   imposed on purchases (as a percentage of offering price)    None        None

Maximum deferred sales charge (load) (as a percentage of
   the Net Asset Value ("NAV") at purchase)                    None        5.00%/1/
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                          California Tax-Free       Government          Minnesota
                                           Money Market Fund    Money Market Fund   Money Market Fund
-----------------------------------------------------------------------------------------------------
                                                CLASS A              CLASS A             CLASS A
-----------------------------------------------------------------------------------------------------
Management Fees                                  0.30%                0.10%               0.30%
Distribution (12b-1) Fees                        0.00%                0.00%               0.00%
Other Expenses/2/                                0.47%                0.55%               0.53%
-----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.77%                0.65%               0.83%
-----------------------------------------------------------------------------------------------------
Fee Waivers                                      0.12%                0.00%               0.03%
-----------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                  0.65%                0.65%               0.80%
-----------------------------------------------------------------------------------------------------

/1/ If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.
/2/ Other expenses have been adjusted as necessary from amounts incurred during the Government Money Market Fund's and Class B shares of the Money Market Fund's most recent fiscal year to reflect current fees and expenses. Other expenses for the National Tax-Free Money Market Fund and the Treasury Plus Money Market Fund are based on estimated amounts for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
/3/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14 Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                             Money         National Tax-Free     Treasury Plus       100% Treasury
                                          Market Fund      Money Market Fund   Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------------------------------------------
                                       CLASS A   CLASS B        CLASS A             CLASS A            CLASS A
--------------------------------------------------------------------------------------------------------------------
Management Fees                         0.40%     0.40%          0.10%               0.10%               0.35%
Distribution (12b-1) Fees               0.00%     0.75%          0.00%               0.00%               0.00%
Other Expenses/2/                       0.57%     0.46%          0.55%               0.55%               0.46%
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES    0.97%     1.61%          0.65%               0.65%               0.81%
--------------------------------------------------------------------------------------------------------------------
Fee Waivers                             0.21%     0.10%          0.00%               0.00%               0.16%
--------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                         0.76%     1.51%          0.65%               0.65%               0.65%
--------------------------------------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 15

Money Market Funds                                           Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.The examples assume a fixed rate of return and that fund operating expenses remain the same.Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

----------------------------------------------------------------------
           California Tax-Free       Government          Minnesota
            Money Market Fund    Money Market Fund   Money Market Fund
----------------------------------------------------------------------
                  CLASS A              CLASS A            CLASS A
----------------------------------------------------------------------
1 YEAR             $ 66                 $ 66               $   82
3 YEARS            $234                 $208               $  262
5 YEARS            $416                 $362               $  458
10 YEARS           $943                 $810               $1,023
----------------------------------------------------------------------


--------------------------------------------------------------------
                 Money         National Tax-Free     Treasury Plus
              Market Fund      Money Market Fund   Money Market Fund
--------------------------------------------------------------------
           CLASS A   CLASS B        CLASS A             CLASS A
--------------------------------------------------------------------
1 YEAR      $   78    $  654          $ 66               $ 66
3 YEARS     $  288    $  798          $208               $208
5 YEARS     $  516    $1,067          $362               $362
10 YEARS    $1,171    $1,651          $810               $810
--------------------------------------------------------------------

----------------------------
             100% Treasury
           Money Market Fund
----------------------------
1 YEAR            $ 66
3 YEARS           $243
5 YEARS           $434
10 YEARS          $987
----------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

----------------------------
           Money Market Fund
               CLASS B
----------------------------
1 YEAR          $  154
3 YEARS         $  498
5 YEARS         $  867
10 YEARS        $1,651
----------------------------

16 Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                                Money Market Funds Prospectus 17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income taxes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34. These considerations are all important to your investment choice.

18 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                CLASS A SHARES--COMMENCED
                                                ON JANUARY 1, 1992
                                                --------------------------------------------------------------
                                                 March 31,    March 31,    March 31,    March 31,    March 31,
For the period ended:                              2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
Net asset value beginning of period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                       0.01         0.02         0.03         0.02         0.02
   Net realized and unrealized gain
      (loss) on investments                           0.00         0.00         0.00         0.00         0.00

Total from investment operations                      0.01         0.02         0.03         0.02         0.02

Less distributions:
   Dividends from net investment income              (0.01)       (0.02)       (0.03)       (0.02)       (0.02)
   Distributions from net realized gain               0.00         0.00         0.00         0.00         0.00

Total from distributions                             (0.01)       (0.02)       (0.03)       (0.02)       (0.02)

Net asset value, end of period                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return                                          0.73%        1.54%        2.99%        2.51%        2.49%

Ratios/supplemental data:
   Net assets, end of period (000s)             $2,357,684   $2,448,719   $2,528,345   $2,464,890   $2,246,123

Ratios to average net assets:
   Ratio of expenses to average net assets            0.65%        0.65%        0.65%        0.65%        0.65%
   Ratio of net investment income (loss)
      to average net assets                           0.72%        1.52%        2.93%        2.48%        2.46%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed
   expenses/1/                                        0.77%        0.77%        0.77%        0.96%        1.03%
--------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 19

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed substantially of short-term
     U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34. These considerations are all important to your investment choice.

20 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    CLASS A SHARES--COMMENCED
                                                    ON NOVEMBER 8, 1999
                                                    ---------------------------------------------
                                                    March 31,   March 31,   March 31,   March 31,
For the period ended:                                 2003        2002        2001        2000
                                                    ---------------------------------------------
Net asset value beginning of period                  $   1.00    $   1.00    $  1.00     $  1.00

Income from investment operations:
   Net investment income (loss)                          0.01        0.03       0.06        0.02
   Net realized and unrealized gain (loss)
      on investments                                     0.00        0.00       0.00        0.00

Total from investment operations                         0.01        0.03       0.06        0.02

Less distributions:
   Dividends from net investment income                 (0.01)      (0.03)     (0.06)      (0.02)
   Distributions from net realized gain                  0.00        0.00       0.00        0.00

Total from distributions                                (0.01)      (0.03)     (0.06)      (0.02)

Net asset value, end of period                       $   1.00    $   1.00    $  1.00     $  1.00

Total return/1/                                          1.02%       2.60%      5.70%       1.99%

Ratios/supplemental data:
   Net assets, end of period (000s)                  $245,642    $144,577    $72,460     $58,960

Ratios to average net assets/3/:
   Ratio of expenses to average net assets               0.75%       0.75%      0.75%       0.75%
   Ratio of net investment income (loss) to
      average net assets                                 0.97%       2.33%      5.69%       4.99%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2/,/3/                                        0.81%       1.00%      0.81%       0.81%
-------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 21

Minnesota Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Minnesota Money Market Fund seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in short-term Minnesota municipal securities, and we also may invest a portion of total assets in the securities of other states, or in the territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income taxes, consistent with stability of principal.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances,we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in short-term municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

     We may invest any amount of total assets in securities, the income from which may be subject to federal AMT.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition,we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34.These considerations are all important to your investment choice.

22 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                              CLASS A SHARES--COMMENCED
                                              ON AUGUST 14, 2000
                                              ---------------------------------
                                              March 31,   March 31,   March 31,
For the period ended:                           2003        2002        2001
                                              ---------------------------------
Net asset value beginning of period            $   1.00    $   1.00    $   1.00

Income from investment operations:
   Net investment income (loss)                    0.01        0.02        0.02
   Net realized and unrealized gain
      (loss) on investments                        0.00        0.00        0.00

Total from investment operations                   0.01        0.02        0.02

Less distributions:
   Dividends from net investment
      income                                      (0.01)      (0.02)      (0.02)
   Distributions from net realized
      gain                                         0.00        0.00        0.00

Total from distributions                          (0.01)      (0.02)      (0.02)

Net asset value, end of
   period                                      $   1.00    $   1.00    $   1.00

Total return/1/                                    0.73%       1.75%       2.07%

Ratios/supplemental data:

   Net assets, end of period (000s)            $127,193    $141,873    $113,871

Ratios to average net assets/3/:
   Ratio of expenses to average
      net assets                                   0.80%       0.80%       0.51%
   Ratio of net investment income (loss)
      to average net assets                        0.72%       1.65%       2.03%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/                                   0.83%       0.83%       0.56%
-------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 23

Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers' acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances,we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments.Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34.These considerations are all important to your investment choice.

24 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                              CLASS A SHARES--COMMENCED
                                              ON JULY 1, 1992
                                              ----------------------------------------------------------------
                                               March 31,    March 31,    March 31,     March 31,     March 31,
For the period ended:                            2003         2002         2001          2000          1999
                                              ----------------------------------------------------------------
Net asset value beginning of period           $     1.00   $     1.00   $      1.00   $      1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                     0.01         0.03          0.06          0.05         0.05
   Net realized and unrealized gain
      (loss) on investments                         0.00         0.00          0.00          0.00         0.00

Total from investment operations                    0.01         0.03          0.06          0.05         0.05

Less distributions:
   Dividends from net investment
      income                                       (0.01)       (0.03)        (0.06)        (0.05)       (0.05)
   Distributions from net realized
      gain                                          0.00         0.00         (0.00)         0.00         0.00

Total from distributions                           (0.01)       (0.03)        (0.06)        (0.05)       (0.05)

Net asset value, end of period                $     1.00   $     1.00   $      1.00   $      1.00   $     1.00

Total return                                        1.01%        2.54%         5.77%         4.84%        4.79%

Ratios/supplemental data:
   Net assets, end of period (000s)           $6,728,119   $7,835,864   $14,406,458   $13,441,754   $9,137,812

Ratios to average net assets:
   Ratio of expenses to average
      net assets                                    0.76%        0.76%         0.76%         0.75%        0.75%
   Ratio of net investment income (loss)
      to average net assets                         1.01%        2.58%         5.60%         4.78%        4.67%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                      0.97%        0.97%         0.95%         1.01%        0.93%
                                              ----------------------------------------------------------------

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 25

Money Market Fund                                           Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                              CLASS B SHARES--COMMENCED
                                              ON MAY 25, 1995/1/
                                              --------------------------------------------------------------
                                               March 31,    March 31,    March 31,    March 31,     March 31,
For the period ended:                            2003         2002         2001         2000          1999
                                              --------------------------------------------------------------
Net asset value beginning of period           $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                     0.00         0.02         0.05         0.04         0.04
   Net realized and unrealized gain
      (loss) on investments                         0.00         0.00         0.00         0.00         0.00

Total from investment operations                    0.00         0.02         0.05         0.04         0.04

Less distributions:
   Dividends from net investment
      income                                        0.00        (0.02)       (0.05)       (0.04)       (0.04)
   Distributions from net realized
      gain                                          0.00         0.00         0.00         0.00         0.00

Total from distributions                            0.00        (0.02)        0.05        (0.04)       (0.04)

Net asset value, end of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return/2/                                     0.31%        1.78%        4.99%        4.10%        4.10%

Ratios/supplemental data:
   Net assets, end of period (000s)           $1,882,817   $2,373,287   $2,493,119   $1,736,843   $1,158,589

Ratios to average net assets:
   Ratio of expenses to average
      net assets                                    1.46%        1.51%        1.51%        1.46%        1.42%
   Ratio of net investment income (loss)
      to average net assets                         0.32%        1.76%        4.86%        4.06%        4.01%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/                                      1.61%        1.60%        1.69%        1.65%        1.62%
                                              --------------------------------------------------------------

/1/ This class of shares was redesignated from Class S to Class B on November 8, 1999.
/2/  Total returns do not include any sales charges.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26 Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or the federal AMT.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

     . up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

     .    up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34.These considerations are all important to your investment choice.

28 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                             SERVICE CLASS SHARES--
                                             COMMENCED ON AUGUST 3, 1993
                                             -------------------------------------------------------------------------
                                              March 31,    March 31,    March 31,    March 31,     May 31,     May 31,
For the period ended:                           2003         2002         2001        2000/1/       1999        1998
                                             -------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.02         0.04         0.03         0.03       0.03
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00         0.00         0.00       0.00

Total from investment operations                   0.01         0.02         0.04         0.03         0.03       0.03

Less distributions:
   Dividends from net investment income           (0.01)       (0.02)       (0.04)       (0.03)       (0.03)     (0.03)
   Distributions from net realized gain            0.00         0.00         0.00         0.00         0.00       0.00

Total from distributions                          (0.01)       (0.02)       (0.04)       (0.03)       (0.03)     (0.03)

Net asset value, end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00

Total return/2/                                    1.07%        2.05%        3.78%        2.58%        2.97%      3.39%

Ratios/supplemental data:
   Net assets, end of period (000s)          $1,401,583   $1,433,976   $1,183,279   $1,124,073   $1,019,589   $977,693

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.45%        0.45%        0.45%        0.45%        0.45%      0.45%
   Ratio of net investment income (loss)
      to average net assets                        1.06%        1.96%        3.68%        3.05%        2.91%      3.32%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/,/4/                                 0.55%        0.54%        0.56%        0.57%        0.57%      0.59%
----------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 29

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Treasury Plus Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described under the "Summary of Important Risks" on page 6.The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34.These considerations are all important to your investment choice.

30 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                             SERVICE CLASS SHARES--
                                             COMMENCED ON OCTOBER 1, 1985
                                             ------------------------------------------------------------
                                              March 31,    March 31,    March 31,   March 31,   March 31,
For the period ended:                           2003         2002         2001        2000        1999
                                             ------------------------------------------------------------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00    $   1.00   $   1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.03         0.06        0.05       0.05
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00        0.00       0.00

Total from investment operations                   0.01         0.03         0.06        0.05       0.05

Less distributions:
   Dividends from net investment income           (0.01)       (0.03)       (0.06)      (0.05)     (0.05)
   Distributions from net realized gain            0.00         0.00         0.00        0.00       0.00

Total from distributions                          (0.01)       (0.03)       (0.06)      (0.05)     (0.05)

Net asset value, end of period               $     1.00   $     1.00   $     1.00    $   1.00   $   1.00

Total return                                       1.20%        2.73%        5.83%       4.76%      4.83%

Ratios/supplemental data:
   Net assets, end of period (000s)          $1,207,609   $1,158,202   $1,050,508    $468,150   $447,886

Ratios to average net assets:
   Ratio of expenses to average net assets         0.46%        0.46%        0.46%       0.45%      0.45%
   Ratio of net investment income (loss)
      to average net assets                        1.18%        2.54%        5.64%       5.04%      4.70%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                     0.55%        0.53%        0.55%       0.63%      0.70%
---------------------------------------------------------------------------------------------------------

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 31

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.

     Investment Strategies

     We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     .    100% of the Fund's assets in U.S. Treasury obligations.

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6.The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     Any distributions of capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 52, and the Statement of Additional Information.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 34.These considerations are all important to your investment choice.

32 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            CLASS A SHARES--COMMENCED
                                                            ON NOVEMBER 8, 1999
                                                            ---------------------------------------------
                                                            March 31,   March 31,   March 31,   March 31,
For the period ended:                                          2003        2002        2001        2000
                                                            ---------------------------------------------
Net asset value beginning of period                          $   1.00    $   1.00    $  1.00     $ 1.00

Income from investment operations:
   Net investment income (loss)                                  0.01        0.02       0.05       0.02
   Net realized and unrealized gain (loss) on investments        0.00        0.00       0.00       0.00

Total from investment operations                                 0.01        0.02       0.05       0.02

Less distributions:
   Dividends from net investment income                         (0.01)      (0.02)     (0.05)     (0.02)
   Distributions from net realized gain                          0.00        0.00       0.00       0.00

Total from distributions                                        (0.01)      (0.02)     (0.05)     (0.02)

Net asset value, end of period                               $   1.00    $   1.00    $  1.00     $ 1.00

Total return/1/                                                  0.96%       2.48%      5.39%      1.89%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $209,285    $161,947    $98,260     $2,047

Ratios to average net assets/3/:
   Ratio of expenses to average net assets                       0.65%       0.65%      0.65%      0.65%
   Ratio of net investment income (loss) to
      average net assets                                         0.94%       2.33%      5.28%      4.89%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2/3/                      0.81%       0.79%      0.74%      0.82%
---------------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 33

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts,mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good"on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans.Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally,when interest rates increase, the value of a debt obligation decreases.The effect is usually more pronounced for securities with longer dates to maturity.

34 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions,may increase a Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity.This is a basic risk associated with all securities.

     Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally,with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 35

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk(s)

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                 CALIFORNIA                         MONEY   NATIONAL
                                                                                  TAX-FREE   GOVERNMENT  MINNESOTA  MARKET  TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                         PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                   Leverage Risk             o           o          o         o        o
purposes (e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either    Interest Rate and         o           o          o         o        o
on a schedule or when an index or benchmark changes.        Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,  Foreign Investment,
foreign banks, foreign governments, and other foreign       Liquidity and                                              o
entities.                                                   Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the      Liquidity Risk           o            o          o         o        o
ordinary course of business within seven days at the value
determined by the Fund. Limited to 10% of net assets.

Repurchase Agreements
A transaction in which the seller of a security agrees      Counter-Party Risk                    o                    o
to buy back a security at an agreed upon time and
price, usually with interest.

                                                            TREASURY  100% TREASURY
                                                              PLUS      INVESTMENT
-----------------------------------------------------------------------------------
INVESTMENT PRACTICE
-----------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                      o            o
purposes (e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either       o
on a schedule or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.

Illiquid Securities
A security which may not be sold or disposed of in the         o
ordinary course of business within seven days at the value
determined by the Fund. Limited to 10% of net assets.

Repurchase Agreements
A transaction in which the seller of a security agrees         o
to buy back a security at an agreed upon time and
price, usually with interest.

36 Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999.The Board of Trustees of the Trust (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Funds' activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                               CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N. A.
525 Market St., San Francisco, CA          6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities   Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                  525 Market Street
                                  San Francisco, CA
                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                          TRANSFER                 SERVICING
        ADMINISTRATOR                      AGENT                     AGENTS
-------------------------------------------------------------------------------------
     Wells Fargo                   Boston Financial Data         Various Agents
     Funds Management, LLC         Services, Inc.
     525 Market St.                Two Heritage Dr.
     San Francisco, CA             Quincy, MA

     Manages the                   Maintains records             Provide
     Funds' business               of shares and                 services to
     activities                    supervises the paying         customers
                                   of dividends
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                     FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

38 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank,which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.As of March 31, 2003, Funds Management and its affiliates managed over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity,Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003,Wells Capital Management managed assets aggregating in excess of $114 billion. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for each Fund. Under this plan,we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

                                                Money Market Funds Prospectus 39

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account, and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Government Money Market, Money Market, and Treasury Plus Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Government Money Market Fund and the Treasury Plus Money Market Fund before 5:00 p.m. (ET) and for the National Tax-Free and Minnesota Money Market Funds before 12:00 (noon) (ET) generally are processed on the same day. Requests that we receive for the California Tax-Free Money Market Fund prior to 12:00 (noon) (ET) are generally processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Money Market Fund at 3:00 p.m. (ET), of the Government Money Market Fund and the Treasury Plus Money Market Fund at 5:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m.
          (ET), and of all other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     You Can Buy Fund Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares.

     Minimum Investments

     .    $1,000 per Fund minimum initial investment; or

     .    $100 per Fund if you use the Systematic Purchase Program; and

     .    $100 per Fund for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

40 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Small Account Redemptions

     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable Contingent Deferred Sales Charge ("CDSC"). Please consult your selling agent for further details.

                                                Money Market Funds Prospectus 41

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Treasury Plus Money Market Fund, Class A." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the Application.

     .    Mail to:   Wells Fargo Funds      Overnight Mail Only: Wells Fargo Funds
                     P.O. Box 8266                               Attn: CCSU-Boston Financial
                     Boston, MA 02266-8266                       66 Brooks Drive
                                                                 Braintree, MA 02184

     ---------------------------------------------------------------------------
     IF   YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     .    Mail to:   Wells Fargo Funds
                     P.O. Box 8266
                     Boston, MA 02266-8266

42   Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY WIRE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     .    All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to:   Wells Fargo Funds
                                      ATTN: CCSU-Boston Financial
                                      66 Brooks Drive
                                      Braintree, MA 02184

     .    Wire money to:  State Street Bank & Trust      Attention:
                          Boston, MA                     Wells Fargo Funds (Name
                                                         of Fund, Account Number
                          Bank Routing Number:           and Share Class)
                          ABA 011000028

                          Wire Purchase Account Number:  Account Name:
                          9905-437-1                     (Registration Name
                                                         Indicated on Account)

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire money to:  State Street Bank & Trust      Attention:
                          Boston,MA                      Wells Fargo Funds (Name
                                                         of Fund, Account Number
                          Bank Routing Number:           and Share Class)
                          ABA 011000028

                          Wire Purchase Account Number:  Account Name:
                          9905-437-1                     (Registration Name
                                                         Indicated on Account)

                                                Money Market Funds Prospectus 43

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     BY PHONE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     You can only make your first purchase of a Fund by phone if you already have and existing Wells Fargo Funds Account. If you do not currently have an account, complete aWells Fargo Fund Application. Refer the section on buying share for the first time by Mail.

     To buy into a new Fund, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

     .    transfer at least $100 from a linked settlement account, or

     . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, visit our website at www.wellsfargofunds.com, and click on Mutual Fund Access for Shareholders to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES
     ---------------------------------------------------------------------------

     To buy additional shares, visit our website at www.wellsfargofunds.com, and click on Mutual Fund Access for Shareholders to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     Further information is available by calling Investor Services at 1-800-222-8222.

44   Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

          . Make sure all the account owners sign the request exactly as their names appear on the account application.

          . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

          . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party.You can get a signature guarantee at a financial institution, such as a bank or brokerage house.We do not accept notarized signatures.

          .    Mail to:   Wells Fargo Funds
                          P.O. Box 8266
                          Boston,MA 02266-8266

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------

          . Call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative or option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

          . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

          . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

          . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

          . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account.We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

          . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                               Money Market Funds Prospectus  45

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY CHECK
     ---------------------------------------------------------------------------

     . Checking-writing privileges are available for Class A shares of certain funds. State Street Bank and Trust Company (the "Bank") will provide these shareholders upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them.The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days.When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check . If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges.The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears.There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

     .    Call: 1-800-222-8222, option 0, to order checks.

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------

     . Shareholders with an existing Wells Fargo Funds Account may use the Internet to redeem shares of a Fund via the Internet.

     . Visit our website at www.wellsfargofunds.com to process your redemption request.You may request that redemption proceeds (minimum of $100 to a maximum of $50,000) be sent to you by check to your address of record, by ACH transfer into a linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or wiring funds.We reserve the right to charge a fee for wiring funds although it is not our current practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     Further information is available by calling Investor Services at 1-800-222-8222.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . Your redemptions of Money Market Fund Class B shares are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally,we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash.Therefore,we may pay all or part of the redemption in securities of equal value.

46  Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Investments In Money Market Fund Class B Shares
--------------------------------------------------------------------------------

     All of the Funds in this Prospectus offer Class A shares.The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

     Orders for Class B shares of $250,000 or more will either be treated as orders for Class A shares or be refused.

     Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

     Class B Share CDSC Schedule

     Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "Class B Share CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

     ---------------------------------------------------------------------------
     CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
     ---------------------------------------------------------------------------

     REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
     -----------------   ------   -------   -------   -------   -------   -------   -------   --------
     CDSC                 5.00%    4.00%     3.00%     3.00%     2.00%      1.00%    0.00%    A shares


     The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

     Class B Share CDSC Waivers

     . You pay no CDSC on Fund shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)

     . We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

     . We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

48 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     CDSCs may be reduced or waived under certain circumstances and for certain groups. Please consult your financial advisor or Wells Fargo Funds for assistance.

     No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

     . withdrawals are made by participating in the Systematic Withdrawal Program; and

     . withdrawals may not exceed 10% of your Fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program.

     Contact your selling agent for further details.

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

     These fees are paid out of the Money Market Fund's assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                Money Market Funds Prospectus 49

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price ("POP") of the new Fund unless you are otherwise eligible to buy the shares at NAV.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below such amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . In general, exchanges may be made between like share classes of any Wells Fargo Fund. Class C shares of non-money market Funds may also be exchanged for Class A shares of the Wells Fargo Money Market Fund. However, such exchanged Class C shares may only be reexchanged for Class C shares of non-money market Funds.

     . You may exchange Money Market Fund Class B shares for Class B shares of any other Wells Fargo Fund except the Stable Income Fund and, effective October 1, 2003, the Wells Fargo Montgomery Short Duration Government Bond Fund.

     . Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

     . Money Market Class A shares may also be exchanged for shares of any WealthBuilder Portfolio.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

50 Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100.To participate in this program, you:

          .    must have a Fund account valued at $10,000 or more; and

          .    must have your distributions reinvested.

     It can take up to ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions

     The Funds declare distributions of net investment income daily and make such distributions monthly. The Funds make distributions of realized capital gains at least annually.

     We offer the following distributions options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

     . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                Money Market Funds Prospectus 51

Additional Services and Other Information
--------------------------------------------------------------------------------

     Taxes

     The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains. Distributions of the California Tax-Free Money Market, Minnesota Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of the Minnesota Money Market Fund`s net interest income from Minnesota state and municipal tax-exempt securities will not be subject to Minnesota state individual income tax, although a portion of such distributions could be subject to the Minnesota AMT. Distributions of net investment income from these Funds attributable to other sources and of net investment income from all other Funds attributable to all sources generally will be taxable to you as ordinary income.

     Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

     As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholders Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

52 Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity

The ability to readily sell a security at a fair price.

                                                Money Market Funds Prospectus 53

Glossary
--------------------------------------------------------------------------------

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price ("POP")

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal

The degree to which shares prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

54 Money Market Funds Prospectus

--------------------------------------------------------------------------------

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our
Web site at www.wellsfargofunds.com

Write to:
Wells Fargo Funds
P.O.Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

 P009 (8/03)
ICA Reg. No.
  811-09253                                                     [GRAPHIC]
  #527551                                              Printed on Recycled Paper

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     August 1, 2003

     Wells Fargo Cash Investment Money Market Fund

     Wells Fargo Government Money Market Fund

     Wells Fargo National Tax-Free Money Market Fund

     Wells Fargo Prime Investment Money Market Fund

     Wells Fargo Treasury Plus Money Market Fund

     Institutional Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------

Overview                          Objectives and Principal Strategies          4
Important summary information     Summary of Important Risks                   6
about the Funds.                  Performance History                          7
                                  Summary of Expenses                         12
                                  Key Information                             14

--------------------------------------------------------------------------------
The Funds                         Cash Investment Money Market Fund           16
Important information about       Government Money Market Fund                18
the individual Funds.             National Tax-Free Money Market Fund         20
                                  Prime Investment Money Market Fund          22
                                  Treasury Plus Money Market Fund             24
                                  Additional Strategies and
                                     General Investment Risks                 26
                                  Organization and Management of the Funds    29

--------------------------------------------------------------------------------
Your Investment                   Your Account                                31
How to open an account and           How to Buy Shares                        32
how to buy, sell and exchange        How to Sell Shares                       33
Fund shares.                         Exchanges                                34

--------------------------------------------------------------------------------
Reference                         Other Information                           35
Additional information and term   Glossary                                    36
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                  OBJECTIVE
--------------------------------------------------------------------------------

Cash Investment       Seeks current income, while preserving capital and
Money Market Fund     liquidity.

Government            Seeks current income  while preserving capital
Money Market Fund     and liquidity.

National Tax-Free     Seeks current income exempt from federal income tax,
Money Market Fund     and stability of principal.

Prime Investment      Seeks current income, while preserving capital
Money Market Fund     and liquidity.

Treasury Plus         Seeks current income, while preserving capital
Money Market Fund     and liquidity.

4 Money Market Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

                                                 Money Market Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund descriptions beginning on page 16;

..    the "Additional Strategies and General Investment Risks" section beginning on page 26; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, shortterm funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

6 Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     Cash Investment Money Market Fund Institutional Class Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]


                                  '93   3.18%
                                  '94   3.84%
                                  '95   5.75%
                                  '96   5.21%
                                  '97   5.36%
                                  '98   5.32%
                                  '99   4.92%
                                  '00   6.41%
                                  '01   4.27%
                                  '02   1.72%

     Best Qtr.: Q4 '00 . 1.64% Worst Qtr.: Q4 '02 . 0.38%

     * The Institutional Class shares' year-to-date performance through June 30, 2003 was 0.56%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
          for the period ended 12/31/02              1 year   5 years   10 years
                                                     ------   -------   --------
          Institutional Class (Incept. 11/8/99)/1/    1.72%    4.52%      4.59%

          iMoneyNet First Tier Institutional
          Money Fund Average                          1.54%    4.85%      5.62%

     /1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 14, 1987.

                                                 Money Market Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

     Government Money Market Fund Institutional Class Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                                  '93  2.98%
                                  '94  3.80%
                                  '95  5.51%
                                  '96  5.01%
                                  '97  5.16%
                                  '98  5.07%
                                  '99  4.72%
                                  '00  5.99%
                                  '01  3.80%
                                  '02  1.45%

          Best Qtr.: Q4 '00 . 1.54% Worst Qtr.: Q4 '02 . 0.31%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.42%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
          for the period ended 12/31/02              1 year   5 years   10 years
                                                     ------   -------   --------
          Institutional Class (Incept. 7/28/03)/1/    1.45%    4.19%      4.34%

          iMoneyNet Government Institutional
          Money Fund Average                          1.42%    4.59%      5.38%

     /1/ Performance shown for the Institutional Class shares reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Fund's Service Class shares incepted on November 16, 1987.

8 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     National Tax-Free Money Market Fund Institutional Class
     Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                                   '93   2.07%
                                   '94   2.72%
                                   '95   3.74%
                                   '96   3.28%
                                   '97   3.40%
                                   '98   3.19%
                                   '99   2.91%
                                   '00   3.97%
                                   '01   2.69%
                                   '02   1.34%

     Best Qtr.: Q4 '00 . 1.04% Worst Qtr.: Q4 '02 . 0.32%

     * The Institutional Class shares' year-to-date performance through June 30, 2003 was 0.46%.

          To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

          Average annual total return
          for the period ended 12/31/01              1 year   5 years   10 years
                                                     ------   -------   --------
          Institutional Class (Incept. 11/8/99)/1/    1.34%    2.82%      2.93%

          iMoneyNet Tax-Free Institutional
          Money Fund Average                          1.10%    2.85%      3.21%

     /1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class (formerly Institutional Class) shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class incepted on January 7, 1988.

                                                 Money Market Funds Prospectus 9

Performance History
--------------------------------------------------------------------------------

     Prime Investment Money Market Fund Institutional Class Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                                  '99    4.85%
                                  '00    6.08%
                                  '01    3.77%
                                  '02    1.30%

     Best Qtr.: Q3 '00 . 1.56% Worst Qtr.: Q4 '02 . 0.28%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.39%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns                        Life of
          for the period ended 12/31/02              1 year    Fund
                                                     ------   -------
          Institutional Class (Incept. 7/28/03)/1/    1.30%    4.07%

          iMoneyNet First Tier Institutional
          Money Fund Average                          1.54%    4.57%

     /1/ Performance shown for the Institutional Class shares reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Fund's Service Class shares incepted on September 2, 1998.

10 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Treasury Plus Money Market Fund Institutional Class Calendar Year
     Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                                  '93    2.80%
                                  '94    3.84%
                                  '95    5.49%
                                  '96    5.23%
                                  '97    5.35%
                                  '98    5.23%
                                  '99    4.78%
                                  '00    6.03%
                                  '01    3.90%
                                  '02    1.61%

     Best Qtr.: Q4 '00 . 1.58% Worst Qtr.: Q4 '02 . 0.35%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.53%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
          for the period ended 12/31/02              1 year   5 years   10 years
                                                     ------   -------   --------
          Institutional Class (Incept. 8/11/95)/1/    1.61%    4.30%     4.42%

          iMoneyNet Treasury & Repo Institutional
          Money Fund Average                          1.37%    4.51%     5.29%

          91 Day U.S. Treasury Bill                   1.71%    4.18%     4.44%

     /1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the predecessor portfolio's Service Class shares, adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 1, 1985.

                                                Money Market Funds Prospectus 11

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                   All Funds
                                                   ---------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)               None

Maximum deferred sales charge (load)
   (as a percentage of the Net Asset Value
   ("NAV") at purchase)                              None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                        Cash Investment        Government      National Tax-Free
                                       Money Market Fund   Money Market Fund   Money Market Fund
                                       ---------------------------------------------------------
Management Fees                              0.10%               0.10%               0.10%
Distribution (12b-1) Fees                    0.00%               0.00%               0.00%
Other Expenses/2/                            0.18%               0.19%               0.19%
TOTAL ANNUAL FUND OPERATING EXPENSES         0.28%               0.29%               0.29%
------------------------------------------------------------------------------------------------
Fee Waivers                                  0.08%               0.09%               0.09%
------------------------------------------------------------------------------------------------
NET EXPENSES/1/                              0.20%               0.20%               0.20%
------------------------------------------------------------------------------------------------

                                       Prime Investment      Treasury Plus
                                       Money Market Fund   Money Market Fund
                                       -------------------------------------
Management Fees                              0.10%              0.10%
Distribution (12b-1) Fees                    0.00%              0.00%
Other Expenses/2/                            0.19%              0.19%
TOTAL ANNUAL FUND OPERATING EXPENSES         0.29%              0.29%
-----------------------------------------------------------------------------
Fee Waivers                                  0.09%              0.09%
-----------------------------------------------------------------------------
NET EXPENSES/1/                              0.20%              0.20%
-----------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses for the Government Money Market Fund and the Prime Investment Money Market Fund are based on estimated amounts for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

12 Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                        Cash Investment        Government      National Tax-Free
                       Money Market Fund   Money Market Fund   Money Market Fund
                       ---------------------------------------------------------
1 YEAR                        $ 20               $ 20                $ 20
3 YEARS                       $ 82               $ 84                $ 84
5 YEARS                       $149               $154                $154
10 YEARS                      $348               $359                $359
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Prime Investment     Treasury Plus
                                           Money Market Fund   Money Market Fund
                                           -------------------------------------
1 YEAR                                           $ 20                $ 20
3 YEARS                                          $ 84                $ 84
5 YEARS                                          $154                $154
10 YEARS                                         $359                $359
--------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 13

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.
     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.
     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.
     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.
     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

14 Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.
     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 26. These considerations are all important to your investment choice.

16 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS SHARES --
                                                   COMMENCED ON NOVEMBER 8, 1999
                                                   -------------------------------------------------
                                                    March 31,    March 31,    March 31,    March 31,
For the period ended:                                 2003         2002         2001         2000
                                                   -------------------------------------------------
Net asset value, beginning of period               $     1.00   $     1.00   $     1.00   $    1.00

Income from investment operations:
   Net investment income (loss)                          0.02         0.03         0.06         0.02
   Net realized and unrealized gain (loss)
      on investments                                     0.00         0.00         0.00         0.00

Total from investment operations                         0.02         0.03         0.06         0.02

Less distributions:
   Dividends from net investment income                 (0.02)       (0.03)       (0.06)       (0.02)
   Distributions from net realized gain                  0.00         0.00         0.00         0.00

Total from distributions                                (0.02)       (0.03)       (0.06)       (0.02)

Net asset value, end of period                     $     1.00   $     1.00   $     1.00   $     1.00

Total return/1/                                          1.54%        3.28%        6.38%        2.29%

Ratios/supplemental data:
   Net assets, end of period (000s)                $5,175,328   $5,478,005   $3,332,149   $2,116,276

Ratios to average net assets/3/:
   Ratio of expenses to average net assets               0.25%        0.25%        0.25%        0.25%
   Ratio of net investment income (loss) to
      average net assets                                 1.52%        3.14%        6.16%        5.77%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2, 3/             0.28%        0.28%        0.31%        0.30%
----------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 17

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.
     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed substantially of short-term
     U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 26.These considerations are all important to your investment choice.

18 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON NOVEMBER 16, 1987
                                             ---------------------------------------------------------------------------
                                              March 31,    March 31,    March 31,    March 31,     May 31,      May 31,
For the period ended:                           2003         2002         2001        2000/1/       1999         1998
                                             ---------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00        $1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.03         0.05         0.04         0.05         0.05
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00         0.00         0.00         0.00

Total from investment operations                   0.01         0.03         0.05         0.04         0.05         0.05

Less distributions:
   Dividends from net investment income           (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)
   Distributions from net realized gain            0.00         0.00         0.00         0.00         0.00         0.00

Total from distributions                          (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)

Net asset value, end of period               $     1.00   $     1.00   $     1.00        $1.00   $     1.00   $     1.00

Total return/2/                                    1.27%        2.86%        5.97%        4.18%        4.81%        5.20%

Ratios/supplemental data:
   Net assets, end of period (000s)          $4,837,603   $5,752,411   $3,181,143   $3,433,956   $3,368,534   $2,260,208

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.50%        0.50%        0.50%        0.50%        0.50%        0.50%
   Ratio of net investment income (loss)
      to average net assets                        1.24%        2.67%        5.79%        4.94%        4.69%        5.08%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                                  0.54%        0.52%        0.56%        0.54%        0.52%        0.51%
------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 19

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.
     ---------------------------------------------------------------------------

     Investment Policies

     We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT"), and invest up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

     . up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

     .    up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund's portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 26.These considerations are all important to your investment choice.

20 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL CLASS SHARES-
                                                   COMMENCED ON NOVEMBER 8, 1999
                                                   ---------------------------------------------
                                                   March 31,   March 31,   March 31,   March 31,
For the period ended:                                2003        2002        2003       2000
                                                   ---------------------------------------------
Net asset value, beginning of period                $   1.00    $   1.00    $  1.00    $  1.00

Income from investment operations:
   Net investment income (loss)                         0.01        0.02       0.04       0.01
   Net realized and unrealized gain (loss)
      on investments                                    0.00        0.00       0.00       0.00

Total from investment operations                        0.01        0.02       0.04       0.01

Less distributions:
   Dividends from net investment income                (0.01)      (0.02)     (0.04)     (0.01)
   Distributions from net realized gain                 0.00        0.00       0.00       0.00

Total from distributions                               (0.01)      (0.02)     (0.04)     (0.01)

Net asset value, end of period                      $   1.00    $   1.00    $  1.00    $  1.00

Total return/1/                                         1.23%       2.20%      3.93%      1.36%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $126,969    $138,179    $65,265    $23,134

Ratios to average net assets/3/:
   Ratio of expenses to average net assets              0.29%       0.30%      0.30%      0.30%
   Ratio of net investment income (loss) to
      average net assets                                1.23%       2.05%      3.86%      3.43%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses /2,3/            0.29%       0.38%      0.37%      0.31%
------------------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 21

Prime Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.
     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers;

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 26.These considerations are all important to your investment choice.

22 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------------------------------------------
                                                   SERVICE CLASS SHARES --
                                                   COMMENCED ON SEPTEMBER 2, 1998
                                                   ------------------------------------------------------------
                                                    March 31,    March 31,   March 31,    March 31,     May 31,
For the period ended:                                2003         2002         2001      2000/1/        1999
                                                   ------------------------------------------------------------
FOR A SHARE OUTSTANDING

Net asset value, beginning of period               $     1.00   $     1.00   $     1.00   $   1.00      $  1.00

Income from investment operations:
   Net investment income (loss)                          0.01         0.03         0.06       0.04         0.04
   Net realized and unrealized gain (loss)
      on investments                                     0.00         0.00         0.00       0.00         0.00

Total from investment operations                         0.01         0.03         0.06       0.04         0.04

Less distributions:
   Dividends from net investment income                 (0.01)       (0.03)       (0.06)     (0.04)       (0.04)
   Distributions from net realized gain                  0.00         0.00         0.00       0.00         0.00

Total from distributions                               (0.01)        (0.03)       (0.06)     (0.04)       (0.04)

Net asset value, end of period                     $     1.00   $     1.00   $     1.00   $   1.00      $  1.00

Total return/2/                                          1.14%        2.80%        6.02%      4.30%        3.59%

Ratios/supplemental data:

   Net assets, end of period (000s)                $1,818,364   $2,006,493   $1,678,432   $222,523      $68,771

Ratios to average net assets/5/:
   Ratio of expenses to average net assets               0.55%        0.55%        0.55%      0.55%/3/     0.54%/3/
   Ratio of net investment income (loss) to
      average net assets                                 1.14%        2.64%        5.72%      5.15%/3/     4.69%/3/

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/4,5/              0.55%        0.55%        0.63%      0.93%/3/     0.74%/3/
-------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 23

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Treasury Plus Money Market Fund seeks current income and stability of principal.
     ---------------------------------------------------------------------------

     Investment Policies

     We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6.The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 26.These considerations are all important to your investment choice.

24 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                             INSTITUTIONAL CLASS SHARES --
                                             COMMENCED ON AUGUST 11, 1995
                                             ----------------------------------------------------------
                                              March 31,   March 31,   March 31,   March 31,   March 31,
For the period ended:                           2003        2002         2001        2000       1999
                                             ----------------------------------------------------------
Net asset value, beginning of period         $     1.00   $   1.00    $   1.00    $   1.00    $   1.00

Income from investment operations:
   Net investment income (loss)                    0.01       0.03        0.06        0.05        0.05
   Net realized and unrealized
      gain (loss) on investments                   0.00       0.00        0.00        0.00        0.00

Total from investment operations                   0.01       0.03        0.06        0.05        0.05

Less distributions:
   Dividends from net investment income           (0.01)     (0.03)      (0.06)      (0.05)      (0.05)
   Distributions from net realized gain            0.00       0.00        0.00        0.00        0.00

Total from distributions                          (0.01)     (0.03)      (0.06)      (0.05)      (0.05)

Net asset value, end of period               $     1.00   $   1.00    $   1.00    $   1.00    $   1.00

Total return                                       1.45%      2.97%       6.05%       4.98%       5.04%

Ratios/supplemental data:
   Net assets, end of period (000s)          $1,565,864   $905,766    $415,965    $390,592    $493,987

Ratios to average net assets:
   Ratio of expenses to average net assets         0.21%      0.21%       0.25%       0.25%       0.25%
   Ratio of net investment income (loss)
      to average net assets                        1.38%      2.78%       5.88%       4.81%       4.92%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                     0.29%      0.29%       0.30%       0.40%       0.41%
-------------------------------------------------------------------------------------------------------

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 25

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6.Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

26 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above, and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 27

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                         ------------------------------------------------------
                                                                            CASH                 NATIONAL    PRIME     TREASURY
                                                                         INVESTMENT  GOVERNMENT  TAX-FREE  INVESTMENT    PLUS
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                       PRINCIPAL RISK(S)
-------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for           Leverage Risk                       o           o          o          o          o
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are  Interest Rate and                   o           o          o          o          o
adjusted either on a schedule or when an  Credit Risk
index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of    Foreign Investment, Liquidity       o                                 o
non-U.S. companies, foreign banks,        and Regulatory Risk
foreign governments, and other foreign
entities.

Illiquid Securities
A security which may not be sold or       Liquidity Risk                      o           o          o          o          o
disposed of in the ordinary course of
business within seven days at the value
determined by the Fund. Limited to 10%
of net assets.

Repurchase Agreements
A transaction in which the seller of a    Counter-Party Risk                  o           o                     o          o
security agrees to buy back a security
at an agreed upon time and price,
usually with interest.
                                                                         ------------------------------------------------------

28 Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999.The Board of Trustees of the Trust (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Funds' activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                               CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A.
525 Market St. San Francisco, CA          6th & Marquette Minneapolis, MN
Manages the Funds' investment activities   Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                  525 Market St.
                                  San Francisco, CA
                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                           TRANSFER
        ADMINISTRATOR                                       AGENT
-------------------------------------------------------------------------------------
     Wells Fargo                           Boston Financial Data  Services, Inc.
     Funds Management, LLC                 Two Heritage Dr. Quincy, MA
     525 Market St.                        Maintains records of shares and
     San Francisco, CA                     supervises the paying of dividends
     Manages the
     Funds' business
     activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                               FINANCIAL SERVICES FIRMS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 29

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003,Wells Capital Management managed over $114 billion in assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds' adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

30 Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market, Treasury Plus Money Market, Government Money Market and Prime Investment Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds before 5:00 p.m.
          (ET) and for the National Tax-Free Money Market Fund before 12:00 noon
          (ET), generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements so long as your institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain institutions.

                                                Money Market Funds Prospectus 31

Your Account                                                  How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Institutional Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their institution and should understand the following:

     . Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

32 Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . For all of the Funds except the Cash Investment Money Market Fund, redemption proceeds are usually wired to the redeeming institution the following business day. We can delay the payment of a redemption for these Funds for up to seven days, or for longer than seven days under the extraordinary circumstances discussed below.

     . For the Cash Investment Money Market Fund, redemption proceeds are normally wired to the redeeming institution the following business day. We can delay the payment of a redemption for this Fund for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances discussed below.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . Under the extraordinary circumstances described under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and for longer than seven days for each of the other Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted;
          (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonably practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     . Generally,we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninetyday period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                Money Market Funds Prospectus 33

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Institutional Class shares may be exchanged for other Institutional Class or Select Class shares.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below such amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

34 Money Market Funds Prospectus

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds declare distributions of net investment income daily and make such distributions monthly. The Funds make distributions of realized capital gains at least annually.

     Taxes

     The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains. Distributions of the National Tax-Free Money Market Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of net investment income from the National Tax-Free Money Market Fund attributable to other sources and of net investment income from the other Funds attributable to all sources generally will be taxable to you as ordinary income.

     Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

     As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

                                                Money Market Funds Prospectus 35

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

36 Money Market Funds Prospectus

--------------------------------------------------------------------------------

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital

The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Stability of Principal

The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                                Money Market Funds Prospectus 37

--------------------------------------------------------------------------------

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our
Web site at www.wellsfargofunds.com

Write to:
Wells Fargo Funds
P.O.Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

 P010 (8/03)
ICA Reg. No.
  811-09253                                                     [GRAPHIC]
  #527552                                              Printed on Recycled Paper

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     Wells Fargo California Tax-Free Money Market Fund

     Wells Fargo Cash Investment Money Market Fund

     Wells Fargo Government Money Market Fund

     Wells Fargo National Tax-Free Money Market Fund

     Wells Fargo Prime Investment Money Market Fund

     Wells Fargo Treasury Plus Money Market Fund

     Wells Fargo 100% Treasury Money Market Fund

     Service Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------

Overview                           Objectives and Principal Strategies         4
Important summary information      Summary of Important Risks                  6
about the Funds.                   Performance History                         7
                                   Summary of Expenses                        14
                                   Key Information                            17

--------------------------------------------------------------------------------
The Funds                          California Tax-Free Money Market Fund      18
Important information about        Cash Investment Money Market Fund          20
the individual Funds.              Government Money Market Fund               22
                                   National Tax-Free Money Market Fund        24
                                   Prime Investment Money Market Fund         26
                                   Treasury Plus Money Market Fund            28
                                   100% Treasury Money Market Fund            30
                                   Additional Strategies and
                                      General Investment Risks                32
                                   Organization and Management
                                      of the Funds                            35

--------------------------------------------------------------------------------
Your Investment                    Your Account                               37
How to open an account and            How to Buy Shares                       38
how to buy, sell and exchange         How to Sell Shares                      42
Fund shares.                          Exchanges                               44

--------------------------------------------------------------------------------
Reference                          Additional Services and
                                      Other Information                       45
Additional information and term    Glossary                                   47
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

-------------------------------------------------------------------------------------------------------
FUND                           OBJECTIVE
-------------------------------------------------------------------------------------------------------
California Tax-Free Money      Seeks current income exempt from federal income tax and California
Market Fund                    individual income tax, while preserving capital and liquidity.

Cash Investment Money          Seeks current income, while preserving capital and liquidity.
Market Fund

Government Money Market        Seeks current income, while preserving capital and liquidity.
Fund

National Tax-Free Money        Seeks current income exempt from federal income tax, while preserving
Market Fund                    capital and liquidity.

Prime Investment Money         Seeks current income, while preserving capital and liquidity.
Market Fund

Treasury Plus Money            Seeks current income and stability of principal.
Market Fund

100% Treasury Money            Seeks current income that is exempt from most state and local individual
Market Fund                    income taxes and stability of principal.

4 Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality money market instruments.

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

                                                 Money Market Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund descriptions beginning on page 18;

..    the "Additional Strategies and General Investment Risks" section beginning on page 32; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund's portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6 Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable), are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     California Tax-Free Money Market Fund Service Class Calendar Year
     Returns*/1/

                                [CHART]

                              [Bar Chart]

                           '93           1.89%
                           '94           2.28%
                           '95           3.23%
                           '96           2.76%
                           '97           2.92%
                           '98           2.61%
                           '99           2.42%
                           '00           3.26%
                           '01           2.11%
                           '02           1.02%

     Best Qtr.: Q4 '00 . 0.87%   Worst Qtr.: Q3 '02 . 0.24%

     * The Fund's year-to-date performance through June 30, 2003 was 0.33%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year   5 years   10 years
                                                ------   -------   --------
          Service Class (Incept. 11/8/99)/1/     1.02%    2.28%     2.45%

          iMoneyNet California State Specific
          Institutional Money Fund Average       1.01%    2.61%     3.01%

     /1/ Performance shown prior to the inception of this Class reflects the performance of the predecessor portfolio's Class A shares adjusted to reflect the fees and expenses of the Service Class shares. The Class A shares incepted on January 1, 1992.

                                                 Money Market Funds Prospectus 7

Performance History
--------------------------------------------------------------------------------

     Cash Investment Money Market Fund Service Class Calendar Year Returns*

                                    [CHART]

                                  [Bar Chart]

                               '93            3.18%
                               '94            3.84%
                               '95            5.75%
                               '96            5.21%
                               '97            5.36%
                               '98            5.32%
                               '99            4.92%
                               '00            6.17%
                               '01            4.03%
                               '02            1.49%

     Best Qtr.: Q4 '00 . 1.58%   Worst Qtr.: Q4 '02 . 0.32%

     * The Fund's year-to-date performance through June 30, 2003 was 0.45%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year   5 years   10 years
                                                ------   -------   --------
          Service Class (Incept. 10/14/87)       1.49%     4.37%     4.52%

          iMoneyNet First Tier Institutional
          Money Fund Average                     1.54%     4.85%     5.62%

8 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Government Money Market Fund Service Class Calendar Year Returns*

                                    [CHART]

                                  [Bar Chart]

                               '93            2.98%
                               '94            3.80%
                               '95            5.51%
                               '96            5.01%
                               '97            5.16%
                               '98            5.07%
                               '99            4.72%
                               '00            5.99%
                               '01            3.80%
                               '02            1.45%

     Best Qtr.: Q4 '00 . 1.54%   Worst Qtr.: Q4 '02 . 0.31%

     * The Fund's year-to-date performance through June 30, 2003 was 0.42%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year    5 years   10 years
                                                ------    -------   --------
          Service Class (Incept. 11/16/87)       1.45%      4.19%     4.34%

          iMoneyNet Government Institutional
          Money Fund Average                     1.42%      4.59%     5.38%

                                                 Money Market Funds Prospectus 9

Performance History
--------------------------------------------------------------------------------

     National Tax-Free Money Market Fund Service Class
     Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                               '93            2.07%
                               '94            2.72%
                               '95            3.74%
                               '96            3.28%
                               '97            3.40%
                               '98            3.19%
                               '99            2.91%
                               '00            3.81%
                               '01            2.54%
                               '02            1.18%

     Best Qtr.: Q4 '00 . 1.00%   Worst Qtr.: Q4 '02 . 0.28%

     * The Fund's year-to-date performance through June 30, 2003 was 0.37%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02           1 year   5 years   10 years
                                                  ------   -------   --------
          Service Class (Incept. 8/3/93/1/         1.18%     2.27%     2.28%

          iMoneyNet Tax-Free Institutional
          Money Fund Average                       1.10%     2.85%     3.21%

     /1/ Performance shown for periods prior to the inception of the Service Class shares reflects the performance of the predecessor portfolio's Class A shares, adjusted to reflect this Class's fees and expenses. The Class A shares incepted on January 7, 1988.

10 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Prime Investment Money Market Fund Service Class Calendar Year Returns*

                                    [CHART]

                                  [Bar Chart]

                                  '99    4.85%
                                  '00    6.08%
                                  '01    3.77%
                                  '02    1.30%

     Best Qtr.: Q3 '00 . 1.56%   Worst Qtr.: Q4 '02 . 0.28%

     * The Fund's year-to-date performance through June 30, 2003 was 0.39%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
                                                         Life of
          for the period ended 12/31/02         1 year    Fund
                                                ------   -------
          Service Class (Incept. 9/2/98)         1.30%    4.07%

          iMoneyNet First Tier Institutional
          Money Fund Average                     1.54%    4.57%

                                                Money Market Funds Prospectus 11

Performance History
--------------------------------------------------------------------------------

     Treasury Plus Money Market Fund Service Class
     Calendar Year Returns*

                                    [CHART]

                                  [Bar Chart]

                                  '93    2.80%
                                  '94    3.84%
                                  '95    5.56%
                                  '96    5.00%
                                  '97    5.14%
                                  '98    5.02%
                                  '99    4.57%
                                  '00    5.82%
                                  '01    3.66%
                                  '02    1.35%

     Best Qtr.: Q4 '00 . 1.52%   Worst Qtr.: Q4 '02 . 0.28%

     * The Fund's year-to-date performance through June 30, 2003 was 0.40%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year   5 years   10 years
                                                ------   -------   --------
          Service Class (Incept. 10/1/85)        1.35%    4.07%      4.27%

          iMoneyNet Treasury & Repo
             Institutional Money Fund Average    1.37%    4.51%      5.29%

          91 Day U.S. Treasury Bill              1.71%    4.18%      4.44%

12 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     100% Treasury Money Market Fund Service Class Calendar Year Returns*

                                    [CHART]

                                  [Bar Chart]

                                  '93    2.78%
                                  '94    3.63%
                                  '95    5.29%
                                  '96    4.83%
                                  '97    4.95%
                                  '98    4.80%
                                  '99    4.43%
                                  '00    5.62%
                                  '01    3.59%
                                  '02    1.30%

     Best Qtr.: Q4 '00 . 1.45%   Worst Qtr.: Q4 '02 . 0.29%

     * The Fund's year-to-date performance through June 30, 2003 was 0.37%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02         1 year   5 years   10 years
                                                ------   -------   --------
          Service Class (Incept. 12/03/90)       1.30%    3.94%      4.12%

          iMoneyNet Treasury Institutional
             Money Fund Average                  1.38%    4.40%      5.19%

          91 Day U.S. Treasury Bill              1.71%    4.18%      4.44%

                                                Money Market Funds Prospectus 13

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                  All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                               None

Maximum deferred sales charge (load) (as a percentage of
   the Net Asset Value ("NAV") at purchase)                          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             California Tax-Free
                                                              Money Market Fund
--------------------------------------------------------------------------------
Management Fees                                                     0.30%
Distribution (12b-1) Fees                                           0.00%
Other Expenses/2/                                                   0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.50%
--------------------------------------------------------------------------------
Fee Waivers                                                         0.05%
--------------------------------------------------------------------------------
NET EXPENSES/1/                                                     0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                Prime Investment
                                                               Money Market Fund
--------------------------------------------------------------------------------
Management Fees                                                      0.10%
Distribution (12b-1) Fees                                            0.00%
Other Expenses/2/                                                    0.45%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.55%
--------------------------------------------------------------------------------
Fee Waivers                                                          0.00%
--------------------------------------------------------------------------------
NET EXPENSES/1/                                                      0.55%
--------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company. For the Government Money Market Fund, other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

14 Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                        Cash Investment        Government      National Tax-Free
                                       Money Market Fund   Money Market Fund   Money Market Fund
------------------------------------------------------------------------------------------------
Management Fees                               0.10%               0.10%              0.10%
Distribution (12b-1) Fees                     0.00%               0.00%              0.00%
Other Expenses/2/                             0.44%               0.45%              0.45%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES          0.54%               0.55%              0.55%
------------------------------------------------------------------------------------------------
Fee Waivers                                   0.04%               0.05%              0.10%
------------------------------------------------------------------------------------------------
NET EXPENSES/1/                               0.50%               0.50%              0.45%
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Treasury Plus       100% Treasury
                                           Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------
Management Fees                                  0.10%               0.35%
Distribution (12b-1) Fees                        0.00%               0.00%
Other Expenses/2/                                0.45%               0.20%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.55%               0.55%
--------------------------------------------------------------------------------
Fee Waivers                                      0.05%               0.05%
--------------------------------------------------------------------------------
NET EXPENSES/1/                                  0.50%               0.50%
--------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 15

Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                     California Tax-Free    Cash Investment        Government
                      Money Market Fund    Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR                      $ 46                 $ 51                $ 51
 3 YEARS                     $155                 $169                $171
 5 YEARS                     $275                 $298                $302
10 YEARS                     $623                 $673                $684
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       National Tax-Free    Prime Investment     Treasury Plus
                       Money Market Fund   Money Market Fund   Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR                       $ 46                $ 56                $ 51
 3 YEARS                      $166                $176                $171
 5 YEARS                      $297                $307                $302
10 YEARS                      $680                $689                $684
--------------------------------------------------------------------------------

----------------------------
             100% Treasury
           Money Market Fund
----------------------------
 1 YEAR           $ 51
 3 YEARS          $171
 5 YEARS          $302
10 YEARS          $684
----------------------------

16 Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a Fund

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------

     Permitted Investments

     A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                                Money Market Funds Prospectus 17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and alternative minimum tax ("AMT"); and

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income taxes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

18 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                           SERVICE CLASS SHARES--
                                           COMMENCED ON NOVEMBER 8, 1999
                                           ---------------------------------------------
                                           March 31,   March 31,   March 31,   March 31,
For the period ended:                        2003        2002        2001        2000
                                           ---------------------------------------------
Net asset value, beginning of period        $   1.00    $   1.00    $   1.00    $  1.00

Income from investment operations:
   Net investment income (loss)                 0.01        0.02        0.03       0.01
   Net realized and unrealized gain
      (loss) on investments                     0.00        0.00        0.00       0.00

Total from investment operations                0.01        0.02        0.03       0.01

Less distributions:
   Dividends from net investment
      income                                   (0.01)      (0.02)      (0.03)     (0.01)
   Distributions from net realized
      gain                                      0.00        0.00        0.00       0.00

Total from distributions                       (0.01)      (0.02)      (0.03)     (0.01)

Net asset value, end of period              $   1.00    $   1.00    $   1.00    $  1.00

Total return/1/                                 0.93%       1.75%       3.20%      1.10%

Ratios/supplemental data:
   Net assets, end of period (000s)         $304,422    $262,866    $150,149    $75,697

Ratios to average net assets/3/:
   Ratio of expenses to average
      net assets                                0.45%       0.45%       0.45%      0.45%
   Ratio of net investment income (loss)
      to average net assets                     0.90%       1.62%       3.10%      2.69%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/2,3/                                0.50%       0.49%       0.57%      0.51%
----------------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 19

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

20 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                           SERVICE CLASS SHARES--
                                           COMMENCED ON OCTOBER 14, 1987
                                           ----------------------------------------------------------------------------------
                                            March 31,     March 31,     March 31,     March 31,       May 31,        May 31,
For the period ended:                         2003          2002           2001        2000/2/         1999           1998
                                           ----------------------------------------------------------------------------------
Net asset value, beginning of period       $      1.00   $      1.00   $      1.00   $     1.00     $     1.00     $     1.00

Income from investment operations:
   Net investment income (loss)                   0.01          0.03          0.06         0.04           0.05           0.05
   Net realized and unrealized gain
      (loss) on investments                       0.00          0.00          0.00         0.00           0.00           0.00

Total from investment operations                  0.01          0.03          0.06         0.04           0.05           0.05

Less distributions:
   Dividends from net investment
      income                                     (0.01)        (0.03)        (0.06)       (0.04)         (0.05)         (0.05)
   Distributions from net realized
      gain                                        0.00          0.00          0.00         0.00           0.00           0.00

Total from distributions                         (0.01)        (0.03)        (0.06)       (0.04)         (0.05)         (0.05)

Net asset value, end of period             $      1.00   $      1.00   $      1.00   $     1.00     $     1.00     $     1.00

Total return/3/                                   1.31%         3.05%         6.14%        4.37%          5.04%          5.42%

Ratios/supplemental data:
   Net assets, end of period (000s)        $10,590,565   $13,345,951   $12,307,775   $9,082,788     $5,481,802     $4,685,818

Ratios to average net assets/5/:
   Ratio of expenses to average
      net assets                                  0.48%         0.48%         0.48%        0.48%/1/       0.48%/1/       0.48%/1/
   Ratio of net investment income (loss)
      to average net assets                       1.31%         2.91%         5.94%        5.23%/1/       4.91%/1/       5.29%/1/

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4,5/                                  0.54%         0.54%         0.54%        0.54%/1/       0.57%/1/       0.57%/1/
-----------------------------------------------------------------------------------------------------------------------------

/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/2/  The Fund changed its fiscal year-end from May 31 to March 31.
/3/  Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 21

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.
     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed substantially of short-term
     U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

22 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                             SERVICE CLASS SHARES--
                                             COMMENCED ON NOVEMBER 16, 1987
                                             ---------------------------------------------------------------------------
                                              March 31,    March 31,    March 31,    March 31,     May 31,      May 31,
For the period ended:                           2003         2002         2001        2000/1/       1999         1998
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.03         0.05         0.04         0.05         0.05
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00         0.00         0.00         0.00

Total from investment operations                   0.01         0.03         0.05         0.04         0.05         0.05

Less distributions:
   Dividends from net investment income           (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)
   Distributions from net realized gain            0.00         0.00         0.00         0.00         0.00         0.00

Total from distributions                          (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)

Net asset value, end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return/2/                                    1.27%        2.86%        5.97%        4.18%        4.81%        5.20%

Ratios/supplemental data:
   Net assets, end of period (000s)          $4,837,603   $5,752,411   $3,181,143   $3,433,956   $3,368,534   $2,260,208

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.50%        0.50%        0.50%        0.50%        0.50%        0.50%
   Ratio of net investment income (loss)
      to average net assets                        1.24%        2.67%        5.79%        4.94%        4.69%        5.08%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3,4/                                   0.54%        0.52%        0.56%        0.54%        0.52%        0.51%

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 23

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

     . up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

     .    up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

24 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                             SERVICE CLASS SHARES--
                                             COMMENCED ON AUGUST 3, 1993
                                             -------------------------------------------------------------------------
                                              March 31,    March 31,    March 31,    March 31,     May 31,     May 31,
For the period ended:                           2003         2002         2001        2000/1/       1999        1998
                                             -------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.02         0.04         0.03         0.03       0.03
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00         0.00         0.00       0.00

Total from investment operations                   0.01         0.02         0.04         0.03         0.03       0.03

Less distributions:
   Dividends from net investment income           (0.01)       (0.02)       (0.04)       (0.03)       (0.03)     (0.03)
   Distributions from net realized gain            0.00         0.00         0.00         0.00         0.00       0.00

Total from distributions                          (0.01)       (0.02)       (0.04)       (0.03)       (0.03)     (0.03)

Net asset value, end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00

Total return/2/                                    1.07%        2.05%        3.78%        2.58%        2.97%      3.39%

Ratios/supplemental data:
   Net assets, end of period (000s)          $1,401,583   $1,433,976   $1,183,279   $1,124,073   $1,019,589   $977,693

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.45%        0.45%        0.45%        0.45%        0.45%      0.45%
   Ratio of net investment income (loss)
      to average net assets                        1.06%        1.96%        3.68%        3.05%        2.91%      3.32%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3,4/                                   0.55%        0.54%        0.56%        0.57%        0.57%      0.59%
----------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 25

Prime Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers;

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

26 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   SERVICE CLASS SHARES--
                                                   COMMENCED ON SEPTEMBER 2, 1998
                                                   -----------------------------------------------------------
                                                    March 31,    March 31,    March 31,   March 31,    May 31,
For the period ended:                                 2003         2002         2001       2000/1/       1999
                                                   -----------------------------------------------------------
Net asset value, beginning of period               $     1.00   $     1.00   $     1.00   $   1.00     $  1.00

Income from investment operations:
   Net investment income (loss)                          0.01         0.03         0.06       0.04        0.04
   Net realized and unrealized gain (loss)
      on investments                                     0.00         0.00         0.00       0.00        0.00

Total from investment operations                         0.01         0.03         0.06       0.04        0.04

Less distributions:
   Dividends from net investment income                 (0.01)       (0.03)       (0.06)     (0.04)      (0.04)
   Distributions from net realized gain                  0.00         0.00         0.00       0.00        0.00

Total from distributions                                (0.01)       (0.03)       (0.06)     (0.04)      (0.04)

Net asset value, end of period                     $     1.00   $     1.00   $     1.00   $   1.00     $  1.00

Total return/2/                                          1.14%        2.80%        6.02%      4.30%       3.59%

Ratios/supplemental data:
   Net assets, end of period (000s)                $1,818,364   $2,006,493   $1,678,432   $222,523     $68,771

Ratios to average net assets/5/:
   Ratio of expenses to average net assets               0.55%        0.55%        0.55%      0.55%/3/    0.54%/3/
   Ratio of net investment income (loss) to
      average net assets                                 1.14%        2.64%        5.72%      5.15%/3/    4.69%/3/

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/4,5/             0.55%        0.55%        0.63%      0.93%/3/    0.74%/3/
--------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 27

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Treasury Plus Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

28 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  SERVICE CLASS SHARES--
                                                  COMMENCED ON OCTOBER 1, 1985
                                                 ------------------------------------------------------------
                                                  March 31,    March 31,    March 31,   March 31,   March 31,
For the period ended:                               2003         2002         2001         2000        1999
                                                 ----------   ----------   ----------   ---------  ----------
Net asset value, beginning of period             $     1.00   $     1.00   $     1.00   $   1.00   $   1.00

Income from investment operations:
   Net investment income (loss)                        0.01         0.03         0.06       0.05       0.05
   Net realized and unrealized gain (loss)
      on investments                                   0.00         0.00         0.00       0.00       0.00

Total from investment operations                       0.01         0.03         0.06       0.05       0.05

Less distributions:
   Dividends from net investment income               (0.01)       (0.03)       (0.06)     (0.05)     (0.05)
   Distributions from net realized gain                0.00         0.00         0.00       0.00       0.00

Total from distributions                              (0.01)       (0.03)       (0.06)     (0.05)     (0.05)

Net asset value, end of period                   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00

Total return                                           1.20%        2.73%        5.83%      4.76%      4.83%

Ratios/supplemental data:
   Net assets, end of period (000s)              $1,207,609   $1,158,202   $1,050,508   $468,150   $447,886

Ratios to average net assets:
   Ratio of expenses to average net assets             0.46%        0.46%        0.46%      0.45%      0.45%
   Ratio of net investment income (loss)
      to average net assets                            1.18%        2.54%        5.64%      5.04%      4.70%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                         0.55%        0.53%        0.55%      0.63%      0.70%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Money Market Funds Prospectus 29

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.
     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury.
     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     .    100% of the Fund's assets in U.S. Treasury obligations.
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     Any distributions of capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 46, and the Statement of Additional Information.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 32. These considerations are all important to your investment choice.

30 Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                               SERVICE CLASS SHARES--
                                               COMMENCED ON DECEMBER 3, 1990
                                              ---------------------------------------------------------------------------
                                               March 31,    March 31,    March 31,    March 31,     May 31,      May 31,
For the period ended:                            2003         2002         2001        2000/1/       1999         1998
                                              ---------------------------------------------------------------------------
Net asset value, beginning of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                     0.01         0.03         0.05         0.04         0.04         0.05
   Net realized and unrealized gain (loss)
      on investments                                0.00         0.00         0.00         0.00         0.00         0.00

Total from investment operations                    0.01         0.03         0.05         0.04         0.04         0.05

Less distributions:
   Dividends from net investment income            (0.01)       (0.03)       (0.05)       (0.04)       (0.04)       (0.05)
   Distributions from net realized gain             0.00         0.00         0.00         0.00         0.00         0.00

Total from distributions                           (0.01)       (0.03)       (0.05)       (0.04)       (0.04)       (0.05)

Net asset value, end of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return/2/                                     1.15%        2.68%        5.59%        3.94%        4.49%        5.00%

Ratios/supplemental data:
   Net assets, end of period (000s)           $2,725,643   $2,501,888   $2,254,618   $1,702,250   $1,548,549   $1,440,515

Ratios to average net assets/4/:
   Ratio of expenses to average net assets          0.46%        0.46%        0.46%        0.46%        0.46%        0.46%
   Ratio of net investment income (loss) to
      average net assets                            1.12%        2.53%        5.41%        4.67%        4.34%        4.89%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3,4/                                    0.55%        0.55%        0.55%        0.54%        0.53%        0.54%
-------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

32 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 33

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with the practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                    CALIFORNIA     CASH                 NATIONAL     PRIME    TREASURY    100%
                                                     TAX-FREE   INVESTMENT  GOVERNMENT  TAX-FREE  INVESTMENT    PLUS    TREASURY
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow        Leverage Risk              o           o            o          o          o          o         o
money for temporary
purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate
Debt
Instruments with interest    Interest Rate and          o           o            o          o          o          o
rates that are adjusted      Credit Risk
either on a schedule or
when an index or
benchmark changes.

Foreign Obligations
Dollar-denominated debt      Foreign Investment,                    o                                  o
obligations of non-U.S.      Liquidity and
companies, foreign banks,    Regulatory Risk
foreign governments, and
other foreign entities.

Illiquid Securities
A security which may not     Liquidity Risk             o           o            o          o          o          o
be sold or disposed of in
the ordinary course of
business within seven
days at the value
determined by the Fund.
Limited to 10% of net
assets.

Repurchase Agreements
A transaction in which       Counter-Party Risk                     o            o                     o          o
the seller of a security
agrees to buy back a
security at an agreed
upon time and price,
usually with interest.

34 Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities

--------------------------------------------------------------------------------
          INVESTMENT ADVISER                           CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA          6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities   Provides safekeeping for the Funds'
                                           assets

--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                 525 Market St.
                               San Francisco, CA
                Responsible for day-to-day portfolio management

--------------------------------------------------------------------------------
                                                       SHAREHOLDER
                                TRANSFER                SERVICING
    ADMINISTRATOR                 AGENT                   AGENTS
--------------------------------------------------------------------------------
Wells Fargo Funds         Boston Financial Data      Various Agents
Management, LLC           Services, Inc.
525 Market St.            Two Heritage Dr.
San Francisco, CA         Quincy, MA

Manages the               Maintains records          Provide
Funds' business           of shares and              services to
activities                supervises the payment     customers
                          of dividends

--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments

--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 35

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003, Wells Capital Management provided advisory services for assets aggregating in excess of $114 billion.

     Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Service Class shares of each Fund, except the California Tax-Free Money Market Fund and the 100% Treasury Money Market Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

36 Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market, and Treasury Plus Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds before 5:00 p.m.
          (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m.
          (ET) generally are processed on the same day. Requests we receive in proper form for the California Tax-Free Money Market and National Tax-Free Money Market Funds before 12:00 noon (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market, Government Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds at 5:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET) and of the California Tax-Free Money Market and National Tax-Free Money Market Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     You Can Buy Fund Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .    Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

          In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares.

                                                Money Market Funds Prospectus 37

Your Account
--------------------------------------------------------------------------------

     Minimum Investments

     .    $100,000 minimum initial investment.

     . No minimum subsequent investment limitation so long as the account balance does not fall below the minimum initial investment.

          We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

38 Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $100,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Treasury Plus Money Market Fund, Service Class." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

     .    Mail to: Wells Fargo Funds       Overnight Mail Only: Wells Fargo Funds
                   P.O. Box 8266                                ATTN: CCSU - Boston Financial
                   Boston, MA 02266-8266                        66 Brooks Drive
                                                                Braintree, MA 02184

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

                                                Money Market Funds Prospectus 39

Your Account
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY WIRE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $100,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

     . All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to:   Wells Fargo Funds
                                      ATTN: CCSU-Boston Financial
                                      66 Brooks Drive
                                      Braintree, MA 02184

     .    Wire money to:              State Street Bank & Trust       Attention:
                                      Boston, MA                      Wells Fargo Funds (Name
                                                                      of Fund, Account Number
                                      Bank Routing Number:            and Share Class)
                                      ABA 011000028

                                      Wire Purchase Account Number:   Account Name:
                                      9905-437-1                      (Registration Name
                                                                      Indicated on Application)

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Instruct your wiring bank to transmit the amount of your investment according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire money to:              State Street Bank & Trust       Attention:
                                      Boston, MA                      Wells Fargo Funds (Name
                                                                      of Fund, Account Number
                                      Bank Routing Number:            and Share Class)
                                      ABA 011000028

                                      Wire Purchase Account Number:   Account Name:
                                      9905-437-1                      (Registration Name
                                                                      Indicated on Account)

40 Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an account, complete a Wells Fargo Fund Application. Refer to the section on buying shares for the first time By Mail.

     To buy into a new Fund, call Investor Services at 1-800-222-8222 option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

     .    transfer at least $100,000 from a linked settlement account, or

     . exchange at least $100,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     To buy additional shares, call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 1 to use our Automated Voice Response service to either:

     .    transfer money from a linked settlement account, or

     .    exchange shares from an existing Wells Fargo Funds Account.

                                                Money Market Funds Prospectus 41

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

     .    Mail to:   Wells Fargo Funds
                     P.O. Box 8266
                     Boston, MA 02266-8266

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative or option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges it may assess for an incoming wire transfer.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

42 Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                Money Market Funds Prospectus 43

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Fund into which you wish to exchange.

     . Service Class shares may be exchanged for other Service Class shares, or for any non-money market Class A shares.

     . If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund, which includes a sales load.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

44 Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

          .    must have a Fund account valued at $10,000 or more; and

          .    must have your distributions reinvested.

     It can take up to ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions

     The Funds declare distributions of net investment income daily and make such distributions monthly. The Funds make distributions of realized capital gains at least annually.

     We offer the following distributions options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                Money Market Funds Prospectus 45

Additional Services and Other Information
--------------------------------------------------------------------------------

     . Directed Distribution Purchase Option--Lets you buy shares of a different Well Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

     Taxes

     The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser with respect to your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of net investment income from these Funds attributable to other sources and of net investment income from the other Funds attributable to all sources generally will be taxable to you as ordinary income.

     Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions of the 100% Treasury Money Market Fund's net investment income will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

46 Money Market Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

                                                Money Market Funds Prospectus 47

Glossary
--------------------------------------------------------------------------------

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital

The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price

The NAV with the sales load.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal

The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

48 Money Market Funds Prospectus

--------------------------------------------------------------------------------

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                                Money Market Funds Prospectus 49

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222 or visit our
Website at www.wellsfargofunds.com

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

              ----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MY LOSE VALUE
              ----------------------------------------------------
P011 (8/03)
ICA Reg. No.
 811-09253                                                      [GRAPHIC]
  #527553                                              Printed on Recycled Paper

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     Wells Fargo California Tax-Free Money Market Trust

     Wells Fargo Money Market Trust

     Wells Fargo National Tax-Free Money Market Trust

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                            Money Market Trusts
--------------------------------------------------------------------------------

Overview                          Objectives and Principal Strategies          4
Important summary information     Summary of Important Risks                   6
about the Funds.                  Performance History                          7
                                  Summary of Expenses                         10
                                  Key Information                             12

--------------------------------------------------------------------------------
The Funds                         California Tax-Free Money Market Trust      14
Important information about       Money Market Trust                          16
the individual Funds.             National Tax-Free Money Market Trust        18
                                  Additional Strategies and
                                     General Investment Risks                 20
                                  Organization and Management of the Funds    23

--------------------------------------------------------------------------------
Your Investment                   Your Account                                25
How to open an account and           How to Buy Shares                        25
how to buy and sell Fund             How to Sell Shares                       26
shares.

--------------------------------------------------------------------------------
Reference                         Other Information                           27
Additional information and        Glossary                                    28
term definitions.

--------------------------------------------------------------------------------

Wells Fargo Money Market Trusts Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                  OBJECTIVE
--------------------------------------------------------------------------------

California Tax-Free   Seeks current income exempt from federal income tax and
Money Market Fund     California individual income tax, while preserving capital and liquidity.

Money Market Trust    Seeks current income and stability of principal.

National Tax-Free     Seeks current income exempt from federal income tax, while
Money Market Trust    preserving capital and liquidity.

4 Money Market Trusts Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality money market instruments.

We invest in high-quality, short-term municipal obligations.

                                                Money Market Trusts Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund descriptions beginning on page 14;

..    the "Additional Strategies and General Investment Risks" section beginning on page 20; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

The California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund's portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------

California Tax-Free Money Market Trust

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6 Money Market Trusts Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     California Tax-Free Money Market Trust Calendar Year Returns*

                                    [CHART]

                                  [BAR CHART]

                               '98          3.03%
                               '99          2.84%
                               '00          3.46%
                               '01          2.37%
                               '02          1.27%

     Best Qtr.: Q4 '00 . 0.92%      Worst Qtr.: Q3 '02 . 0.30%


     *    The Fund's year-to-date performance through June 30, 2003 was 0.45%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
                                                                          Life
          for the period ended 12/31/02               1 year   5 years   of Fund
                                                      ------   -------   -------
          California Tax-Free Money Market
             Trust (Incept. 5/5/97)                    1.27%     2.59%    2.69%
          iMoneyNet California State
             Specific Institutional Money
             Fund Average                              1.01%     2.61%    2.71%

                                                Money Market Trusts Prospectus 7

Performance History
--------------------------------------------------------------------------------

     Money Market Trust Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                               '93          2.82%
                               '94          4.15%
                               '95          5.86%
                               '96          5.41%
                               '97          5.57%
                               '98          5.51%
                               '99          5.17%
                               '00          6.46%
                               '01          4.27%
                               '02          1.74%

     Best Qtr.: Q4 '00 . 1.66%      Worst Qtr.: Q4 '02 . 0.38%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.59%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02              1 year   5 years   10 years
                                                     ------   -------   --------
          Money Market Trust (Incept.
             9/17/90)                                 1.74%    4.62%      4.69%
          iMoneyNet First Tier Institutional
          Money Fund Average                          1.54%    4.85%      5.62%

8 Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     National Tax-Free Money Market Trust Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                               '98          3.29%
                               '99          3.09%
                               '00          4.07%
                               '01          2.73%
                               '02          1.40%

     Best Qtr.: Q4 '00 . 1.06%      Worst Qtr.: Q4 '02 . 0.34%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.50%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns
                                                                          Life
          for the period ended 12/31/02               1 year   5 years   of Fund
                                                      ------   -------   -------
          National Tax-Free Money Market
             Trust (Incept. 11/10/97)                  1.40%    2.91%     2.93%
          iMoneyNet Tax-Free Institutional
             Money Fund Average                        1.10%    2.85%     2.87%

                                                Money Market Trusts Prospectus 9

Money Market Trusts
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of
   offering price)                                                       None

Maximum deferred sales charge (load) (as a percentage of
   the Net Asset Value ("NAV") at purchase)                              None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                       California Tax-Free                        National Tax-Free
                                        Money Market Trust   Money Market Trust   Money Market Trust
----------------------------------------------------------------------------------------------------
Management Fees                                0.00%               0.00%                 0.00%
Distribution (12b-1) Fees                      0.00%               0.00%                 0.00%
Other Expenses/2/                              0.24%               0.23%                 0.22%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES           0.24%               0.23%                 0.22%
----------------------------------------------------------------------------------------------------
Fee Waivers                                    0.04%               0.03%                 0.02%
----------------------------------------------------------------------------------------------------
NET EXPENSES/1/                                0.20%               0.20%                 0.20%
----------------------------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

10 Money Market Trusts Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                   California Tax-Free                        National Tax-Free
                    Money Market Trust   Money Market Trust   Money Market Trust
--------------------------------------------------------------------------------
 1 YEAR                   $ 20                  $ 20                 $ 20

 3 YEARS                  $ 73                  $ 71                 $ 69

 5 YEARS                  $131                  $126                 $122

10 YEARS                  $302                  $290                 $278
--------------------------------------------------------------------------------

                                               Money Market Trusts Prospectus 11

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.
     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of each Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

12 Money Market Trusts Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

California Tax-Free Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective

     The California Tax-Free Money Market Trust seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the State of California, its cities,municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income tax.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

14 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                               COMMENCED ON MAY 5, 1997
                                             --------------------------------------------------------
                                             March 31,   March 31,   March 31,   March 31,   March 31,
For the period ended:                          2003        2002        2001        2000        1999
                                             --------------------------------------------------------
Net asset value, beginning of period         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
Income from investment operations:
   Net investment income (loss)                  0.01        0.02        0.03        0.03        0.03
   Net realized and unrealized gain (loss)
      on investments                             0.00        0.00        0.00        0.00        0.00

Total from investment operations                 0.01        0.02        0.03        0.03        0.03

Less distributions:
   Dividends from net investment income         (0.01)      (0.02)      (0.03)      (0.03)      (0.03)
   Distributions from net realized gain          0.00        0.00        0.00        0.00        0.00

Total from distributions                        (0.01)      (0.02)      (0.03)      (0.03)      (0.03)

Net asset value, end of period               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00

Total return                                     1.18%       2.01%       3.41%       2.93%       2.93%

Ratios/supplemental data:
   Net assets, end of period (000s)          $830,713    $852,775    $590,286    $540,704    $549,289

Ratios to average net assets:
   Ratio of expenses to average net assets       0.20%       0.20%       0.20%       0.20%       0.20%
   Ratio of net investment income (loss)
      to average net assets                      1.16%       1.92%       3.33%       2.89%       2.91%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                   0.24%       0.25%       0.23%       0.67%       0.91%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Trusts Prospectus 15

Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective

     The Money Market Trust seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in high-quality U.S. dollar-denominated money market instruments. These include banker's acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

16 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                              COMMENCED ON SEPTEMBER 17, 1990
                                           ------------------------------------------------------------
                                            March 31,    March 31,    March 31,   March 31,   March 31,
For the period ended:                         2003         2002         2001        2000        1999
                                           ------------------------------------------------------------
Net asset value, beginning of period       $     1.00   $     1.00   $     1.00    $   1.00    $   1.00

Income from investment operations:
   Net investment income (loss)                  0.02         0.03         0.06        0.05        0.05
   Net realized and unrealized gain
      (loss) on investments                      0.00         0.00         0.00        0.00        0.00

Total from investment operations                 0.02         0.03         0.06        0.05        0.05

Less distributions:
   Dividends from net investment income         (0.02)       (0.03)       (0.06)      (0.05)      (0.05)
   Distributions from net realized gain          0.00         0.00         0.00        0.00        0.00

Total from distributions                        (0.02)       (0.03)       (0.06)      (0.05)      (0.05)

Net asset value, end of period             $     1.00   $     1.00   $     1.00    $   1.00    $   1.00

Total return                                     1.58%        3.27%        6.44%       5.43%       5.35%

Ratios/supplemental data:
   Net assets, end of period (000s)        $1,823,970   $1,776,435   $1,161,092    $713,278    $471,923

Ratios to average net assets:
   Ratio of expenses to average
      net assets                                 0.20%        0.20%        0.20%       0.20%       0.20%
   Ratio of net investment income (loss)
      to average net assets                      1.56%        3.02%        6.20%       5.35%       5.20%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                   0.23%        0.22%        0.22%       0.48%       0.61%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Trusts Prospectus 17

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective

     The National Tax-Free Money Market Trust seeks a high level of income exempt from federal income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or federal AMT.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

     . up to 20% of the Fund's assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

     .    up to 35% of total assets in issuers located in a single state.

     We may also invest up to 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 20. These considerations are all important to your investment choice.

18 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                COMMENCED ON NOVEMBER 10, 1997
                                                ---------------------------------------------------------
                                                March 31,   March 31,   March 31,   March 31,   March 31,
For the period ended:                             2003        2002        2001        2000        1999
                                                ---------------------------------------------------------
Net asset value, beginning of period             $   1.00    $   1.00    $   1.00    $   1.00    $   1.00

Income from investment operations:
   Net investment income (loss)                      0.01        0.02        0.04        0.03        0.03
   Net realized gain (loss) on investments           0.00        0.00        0.00        0.00        0.00

Total from investment operations                     0.01        0.02        0.04        0.03        0.03

Less distributions:
   Dividends from net investment income             (0.01)      (0.02)      (0.04)      (0.03)      (0.03)
   Distributions from net realized gain              0.00        0.00        0.00        0.00        0.00

Total from distributions                            (0.01)      (0.02)      (0.04)      (0.03)      (0.03)

Net asset value, end of period                   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00

Total return                                         1.30%       2.25%       4.01%       3.30%       3.16%

Ratios/supplemental data:
   Net assets, end of period (000s)              $507,048    $627,773    $339,791    $269,943    $233,546

Ratios to average net assets:
   Ratio of expenses to average net assets           0.20%       0.20%       0.20%       0.20%       0.20%
   Ratio of net investment income (loss) to
      average net assets                             1.28%       2.08%       3.89%       3.27%       3.09%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/1/                                       0.22%       0.24%       0.25%       0.52%       0.68%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                               Money Market Trusts Prospectus 19

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases.The effect is usually more pronounced for securities with longer dates to maturity.

20 Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                               Money Market Trusts Prospectus 21

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                         CALIFORNIA    MONEY   NATIONAL
                                                                          TAX-FREE    MARKET   TAX-FREE
-------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                PRINCIPAL RISK(S)
-------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for                    Leverage Risk             o          o          o
temporary purposes (e.g, to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates                    Interest Rate and         o          o          o
that are adjusted either on a schedule or          Credit Risk
when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S.    Foreign Investment,                  o
companies, foreign banks, foreign governments,     Liquidity and
and other foreign entities.                        Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of    Liquidity Risk            o          o          o
in the ordinary course of business within seven
days at the value determined by the Fund.
Limited to 10% of net assets.

Repurchase Agreements
A transaction in which the seller of a security    Counter-Party Risk                   o
agrees to buy back a security at an agreed upon
time and price, usually with interest.

22 Money Market Trusts Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

-----------------------------------------------------------------------------------------
                                    BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------
                             Supervises the Funds' activities
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT ADVISER                                          CUSTODIAN
-----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A.
525 Market St.                             6th & Marquette
San Francisco, CA                          Minneapolis, MN
Manages the Funds' investment activities   Provides safekeeping for the Funds' assets
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                  INVESTMENT SUB-ADVISER
-----------------------------------------------------------------------------------------
                          Wells Capital Management Incorporated
                                      525 Market St.
                                    San Francisco, CA
                     Responsible for day-to-day portfolio management
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
ADMINISTRATOR                                             TRANSFER AGENT
-----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Boston Financial Data Services, Inc.
525 Market St.                             Two Heritage Dr.
San Francisco, CA                          Quincy, MA
Manages the Funds' business activities     Maintains records of shares and supervises the
                                           payment of dividends
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                FINANCIAL SERVICES FIRMS
-----------------------------------------------------------------------------------------
             Advise current and prospective shareholders on Fund investments
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                      SHAREHOLDERS
-----------------------------------------------------------------------------------------

                                               Money Market Trusts Prospectus 23

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank,which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United
     States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. Funds Management currently does not receive fees for its services as adviser.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity,Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003,Wells Capital Management provided investment advisory services for over $114 billion in assets.Wells Capital Management currently does not receive fees for its services as sub-adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

24 Money Market Trusts Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV for the Money Market Trust at 3:00 p.m. (ET), and for the other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for each Fund, except the Money Market Trust, generally are processed at 12:00 noon (ET) on the same day. Requests we receive in proper form for the Money Market Trust generally are processed at 3:00 p.m. (ET) on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times are processed the next business day.

     Minimum Investments

     . Trust Class shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust accounts.

     How to Buy Shares

     Typically,Trust Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Trust Class shares of the Funds should contact an account representative at their institution and should understand the following:

     . Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Trust Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

                                               Money Market Trusts Prospectus 25

Your Account
--------------------------------------------------------------------------------

     How to Sell Shares

     Trust Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day. Redemption proceeds are usually wired to the redeeming institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally,we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash.Therefore, we may pay all or part of the redemption in securities of equal value.

26 Money Market Trusts Prospectus

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds declare distributions of net investment income daily and make such distributions monthly. The Funds make distributions of realized capital gains at least annually.

     Taxes

     The following discussion regarding federal income and California individual income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Trusts' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. Distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax. Distributions of net investment income from these Funds attributable to other sources and of net investment income from the Money Market Trust attributable to all sources generally will be taxable to you as ordinary income.

     Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

                                               Money Market Trusts Prospectus 27

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

     ACH

     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

     Business Day

     Generally, Monday through Friday with the exception of any federal bank holiday.

     Commercial Paper

     Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

     Current Income

     Earnings in the form of dividends or interest as opposed to capital growth.

     Debt Obligations

     Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

     Distributions

     Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

     Diversified

     A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with such investment policies.

     Dollar-Denominated

     Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

     Duration

     A measure of a security's or a portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

     FDIC

     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security

     A security which may not be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

28 Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     Institution

     Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

     Liquidity

     The ability to readily sell a security at a fair price.

     Money Market Instruments

     High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Municipal Obligations

     Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Net Asset Value ("NAV")

     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Repurchase Agreement

     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Stability of Principal

     The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share NAV.

     Statement of Additional Information

     A document that supplements the disclosure made in the Prospectus.

     Total Return

     The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

     U.S.Government Obligations

     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Zero Coupon Securities

     Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                               Money Market Trusts Prospectus 29

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION

     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS

     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our
     Website at www.wellsfargofunds.com

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE
     ANSWERED BY CALLING YOUR INVESTMENT
     PROFESSIONAL

              ----------------------------------------------------
              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE
              ----------------------------------------------------

P012 (8/03)                                                     [GRAPHIC]
ICA Reg. No.                                           Printed on Recycled Paper
811-09253

                                                        WELLS FARGO FUNDS [LOGO]

                    Wells Fargo Overland Express Sweep Fund

     Prospectus

     Wells Fargo Overland Express Sweep Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                                    Overland Express Sweep Fund
--------------------------------------------------------------------------------

Overview                          Objectives and Principal Strategy            4
Important summary information     Summary of Important Risks                   6
about the Funds.                  Performance History                          7
                                  Summary of Expenses                          8
                                  Key Information                              9

--------------------------------------------------------------------------------
The Funds                         Overland Express Sweep Fund                 10
Important information about       Additional Strategies and
the Fund.                            General Investment Risks                 12
                                  Organization and Management
                                     of the Fund                              15

--------------------------------------------------------------------------------
Your Investment                   Your Account                                18
How to buy and sell                  How to Buy Shares                        19
Fund shares.                         How to Sell Shares                       19

--------------------------------------------------------------------------------
Reference                         Other Information                           20
Additional information and term   Glossary                                    21
definitions.

Overland Express Sweep Fund Overview
--------------------------------------------------------------------------------

See the individual Fund description in this Prospectus for further details. Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND               OBJECTIVE
--------------------------------------------------------------------------------

Overland Express   Seeks current income, while preserving capital and liquidity.
Sweep Fund

4 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     PRINCIPAL STRATEGY
     ---------------------------------------------------------------------------

     We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including repurchase agreements.

                                        Overland Express Sweep Fund Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund description beginning on page 10;

..    the "Additional Strategies and General Investment Risks" section beginning on page 12; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund's yield to the extent they affect the yield of instruments available for purchase by the Fund.

6 Overland Express Sweep Fund Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on this page shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns for one-, five-, and ten-year periods, are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     Overland Express Sweep Fund Calendar Year Returns*

                                     [CHART]

                                   [Bar Chart]

                                '93           1.98%
                                '94           3.11%
                                '95           4.80%
                                '96           4.29%
                                '97           4.47%
                                '98           4.42%
                                '99           4.09%
                                '00           5.33%
                                '01           3.26%
                                '02           0.69%

     Best Qtr.: Q4 '00 . 1.38%   Worst Qtr.: Q4 '02 . 0.12%

     *    The Fund's year-to-date performance through June 30, 2003 was 0.07%.

          To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

          Average annual total returns

          for the period ended 12/31/02        1 year   5 years   10 years
                                               ------   -------   --------
          Overland Express
             Sweep Fund (Incept. 10/1/91)/1/    0.69%    3.55%      3.64%
          iMoneyNet First Tier
             Retail Money Fund Average          1.16%    4.40%      5.11%

     /1/ Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.

                                        Overland Express Sweep Fund Prospectus 7

Summary of Expenses
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                             None

Maximum deferred sales charge (load)
   (as a percentage of the Net Asset
   Value ("NAV") at purchase)                                      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
Management Fees                                                    0.45%
Distribution (12b-1) Fees                                          0.30%
Other Expenses/1/                                                  0.50%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.25%
--------------------------------------------------------------------------------

/1/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                   Fund
--------------------------------------------------------------------------------
 1 YEAR                                                           $  127
 3 YEARS                                                          $  397
 5 YEARS                                                          $  686
10 YEARS                                                          $1,511

8 Overland Express Sweep Fund Prospectus

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in the
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

                                        Overland Express Sweep Fund Prospectus 9

Overland Express Sweep Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Overland Express Sweep Fund seeks a high level of current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments. We may also make certain other investments including, for example, repurchase agreements.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 12. These considerations are all important to your investment choice.

10 Overland Express Sweep Fund Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                      OVERLAND EXPRESS SWEEP FUND--
                                                      COMMENCED ON OCTOBER 1, 1991
                                                      --------------------------------------------------------------
                                                       March 31,    March 31,    March 31,    March 31,    March 31,
For the period ended:                                    2003         2002         2001         2000         1999
                                                      --------------------------------------------------------------
Net asset value, beginning of period                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                             0.01         0.02         0.05         0.04         0.04
   Net realized gain (loss) on investments                  0.00         0.00         0.00         0.00         0.00

Total from investment operations                            0.01         0.02         0.05         0.04         0.04

Less distributions:
   Dividends from net investment income                    (0.01)       (0.02)       (0.05)       (0.04)       (0.04)
   Distributions from net realized gain                     0.00        (0.00)       (0.00)       (0.00)       (0.00)

Total from distributions                                   (0.01)       (0.02)       (0.05)       (0.04)       (0.04)

Net asset value, end of period                        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return                                                0.52%        2.26%        5.35%        4.32%        4.26%

Ratios/supplemental data:
   Net assets, end of period (000s)                   $5,084,538   $6,107,675   $4,924,869   $3,863,612   $3,097,219

Ratios to average net assets:
   Ratio of expenses to average net assets                  1.25%        1.25%        1.25%        1.25%        1.25%
   Ratio of net investment income (loss) to average
      net assets                                            0.52%        2.13%        5.21%        4.29%        4.16%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/1/                1.25%        1.25%        1.25%        1.29%        1.28%
--------------------------------------------------------------------------------------------------------------------

/1/ For the fiscal years ended March 31, 2000 and March 31, 1999, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                       Overland Express Sweep Fund Prospectus 11

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Overland Express Sweep Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6.Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . An investment in the Fund, by itself, does not constitute a complete investment plan.

     . The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Fund.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

12 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                                       Overland Express Sweep Fund Prospectus 13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        PRINCIPAL RISK(S)
--------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes                         Leverage Risk
(e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a              Interest Rate and Credit Risk
schedule or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies, foreign         Foreign Investment,
banks, foreign governments and other foreign entities.                     Liquidity and Regulatory Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary            Liquidity Risk
course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.

Repurchase Agreements
A transaction in which the seller of a security agrees to buy back         Counter-Party Risk
a security at an agreed upon time and price, usually with interest.

14 Overland Express Sweep Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Fund's activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                               CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA          6th St. & Marquette, Minneapolis, MN
Manages the Fund's investment activities   Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                    525 Market St.
                                  San Francisco, CA
                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                          TRANSFER                 SHAREHOLDER
        ADMINISTRATOR                      AGENT                 SERVICING AGENTS
-------------------------------------------------------------------------------------
     Wells Fargo Funds             Boston Financial Data         Various Agents
     Management, LLC               Services, Inc.
     525 Market St.                Two Heritage Dr.
     San Francisco, CA             Quincy, MA

     Manages the                   Maintains records of          Provide
     Fund's business               shares and supervises         services to
     activities                    the payment of dividends      customers
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                     FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

                                       Overland Express Sweep Fund Prospectus 15

Organization and Management of the Fund
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo
     Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003,Wells Capital Management managed assets aggregating in excess of $114 billion.

     Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

16 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.30% of its average daily net assets.

     This fee is paid out of the Fund's assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       Overland Express Sweep Fund Prospectus 17

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We determine the NAV of the Fund's shares each business day. The Fund is open Monday through Friday, and generally is closed on federal bank holidays. We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV of the Overland Express Sweep Fund at 3:00 p.m. (ET). The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day. Requests we receive in proper form generally are processed at 3:00 p.m. (ET) on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

     Minimum Investments

     . Fund shares have no minimum initial or subsequent purchase requirements.

18 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     How to Buy Shares

     You can buy Fund shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your Shareholder Servicing Agent for more information.

     In addition to payments received from the Fund, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares.

     How to Sell Shares

     Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Shareholder Servicing Agent. The Fund does not charge redemption fees.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We process requests to sell shares each business day. Requests we receive in proper form before 3:00 p.m. (ET) generally are processed at 3:00 p.m. (ET) on the same day.

     . Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                       Overland Express Sweep Fund Prospectus 19

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Fund declares distributions of net investment income daily and makes such distributions monthly. The Fund makes distributions of realized capital gains at least annually.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or taxexempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of the Fund's net investment income and realized capital gains. Distributions of the Fund's ordinary income generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of the Fund's net long-term capital gain generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

20 Overland Express Sweep Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value determined by the Fund.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                       Overland Express Sweep Fund Prospectus 21

Glossary
--------------------------------------------------------------------------------

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital

The attempt by a fund's manager to defend against drops in the NAV of fund shares in order to preserve the initial investment.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributors that allows them to sell the Fund shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

22 Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222 or visit our
Web site at www.wellsfargofunds.com

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

P013 (8/03)
ICA Reg. No.                                                    [GRAPHIC]
 811-09253                                             Printed on Recycled Paper

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     Wells Fargo Liquidity Reserve Money Market Fund

     Investor Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

Table of Contents                            Liquidity Reserve Money Market Fund
--------------------------------------------------------------------------------
Overview                           Objective and Principal Strategy            4
Important summary information      Summary of Important Risks                  6
about the Fund.                    Performance History                         7
                                   Summary of Expenses                         8
                                   Key Information                            10

--------------------------------------------------------------------------------
The Fund                           Liquidity Reserve Money Market Fund        12
Important information about        Additional Strategies and
the Fund.                             General Investment Risks                14
                                   Organization and Management
                                      of the Fund                             18

--------------------------------------------------------------------------------
Your Investment                    Your Account                               20
How to buy and sell Fund shares.      How to Buy Shares                       21
                                      How to Sell Shares                      21

--------------------------------------------------------------------------------
Reference                          Other Information                          22
Additional information and term    Glossary                                   24
definitions.

Liquidity Reserve Money Market Fund Overview
--------------------------------------------------------------------------------
See the Fund description in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                           OBJECTIVE
--------------------------------------------------------------------------------
Liquidity Reserve Money        Seeks current income, while preserving
Market Fund                    capital and liquidity.

4    Liquidity Reserve Money Market Fund Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

We invest in high-quality money market instruments.

                                Liquidity Reserve Money Market Fund Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund description beginning on page 12;

..    the "Additional Strategies and General Investment Risks" section beginning on page 14; and

..    the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds invested in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund's yield to the extent they affect the yield of instruments available for purchase by the Fund.

6 Liquidity Reserve Money Market Fund Prospectus

Performance History
--------------------------------------------------------------------------------

     The Liquidity Reserve Money Market Fund has been in operation for less than one calendar year, therefore no performance history is shown.

                                Liquidity Reserve Money Market Fund Prospectus 7

Liquidity Reserve Money Market Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                               Liquidity Reserve
                                                                               Money Market Fund
                                                                               -----------------
                                                                                INVESTOR CLASS
------------------------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a percentage of offering price)                            None

Maximum deferred sales charge (load) (as a percentage of the Net Asset Value
("NAV") at purchase)                                                                None
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                               Liquidity Reserve
                                                                               Money Market Fund
                                                                               -----------------
                                                                                INVESTOR CLASS
------------------------------------------------------------------------------------------------
Management Fees                                                                      0.35%
Distribution (12b-1) Fees                                                            0.25%
Other Expenses/1/                                                                    0.47%
------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.07%
------------------------------------------------------------------------------------------------
Fee Waivers                                                                          0.07%
------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                                                      1.00%
------------------------------------------------------------------------------------------------

/1/ Other expenses may include expenses payable to affiliates of Well Fargo & Company.
/2/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8 Liquidity Reserve Money Market Fund Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown. You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                              Liquidity Reserve
                                                              Money Market Fund
                                                              -----------------
                                                               INVESTOR CLASS
-------------------------------------------------------------------------------
 1 YEAR                                                            $  102
 3 YEARS                                                           $  333
 5 YEARS                                                           $  583
10 YEARS                                                           $1,299
-------------------------------------------------------------------------------

                                Liquidity Reserve Money Market Fund Prospectus 9

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Fund's investment adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in the
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategy

     The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

     .    what the Fund is trying to achieve; and

     .    how we intend to invest your money.

     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, including risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10 Liquidity Reserve Money Market Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Liquidity Reserve Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Liquidity Reserve Money Market Fund seeks current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategy

     We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers' acceptances, bank notes, certificates of deposit, commercial paper and repurchase agreements.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments;

     . at least 50% of total assets in high-quality, short-term obligations of domestic issuers; and

     . up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described under "Summary of Important Risks" on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 14. These considerations are all important to your investment choice.

12 Liquidity Reserve Money Market Fund Prospectus

This table is intended to help you understand the Fund's financial performance for the past 5 years or the life of the Fund, if shorter. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    LIQUIDITY RESERVE MONEY MARKET FUND--
                                                    COMMENCED ON JULY 31, 2002
                                                    -------------------------------------
For the period ended:                                               March 31,
                                                                      2003
                                                    -------------------------------------
Net asset value, beginning of period                             $     1.00

Income from investment operations:
   Net investment income (loss)                                        0.00
   Net realized gain (loss) on investments                             0.00

Total from investment operations                                       0.00

Less distributions:
   Dividends from net investment income                                0.00/1/
   Distributions from net realized gain                                0.00

Total from distributions                                               0.00

Net asset value, end of period                                   $     1.00

Total return/2/                                                        0.46%

Ratios/supplemental data:
   Net assets, end of period (000s)                              $1,054,549

Ratios to average net assets/4/:
   Ratio of expenses to average net assets                             0.92%
   Ratio of net investment income (loss) to
      average net assets                                               0.64%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/3,4/                        1.07%

/1/  Rounds to less than $0.01.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                               Liquidity Reserve Money Market Fund Prospectus 13

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Liquidity Reserve Money Market Fund. Certain common risks are identified in the "Summary of Important Risks" section on page 6.Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Fund itself.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14 Liquidity Reserve Money Market Fund Prospectus

--------------------------------------------------------------------------------

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

                               Liquidity Reserve Money Market Fund Prospectus 15

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                            PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                       Leverage Risk
purposes (e.g. to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either        Interest Rate and
on a schedule or when an index or benchmark changes.            Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,      Foreign Investment, Liquidity and
foreign banks, foreign governments, and other foreign           Regulatory Risk
entities.

Illiquid Securities
A security which may not be sold or disposed of in              Liquidity Risk
the ordinary course of business within seven days at
the value determined by the Fund. Limited to 10%
of net assets.

Repurchase Agreements
A transaction in which the seller of a security agrees          Counter-Party Risk
to buy back a security at an agreed upon time and
price, usually with interest.

16 Liquidity Reserve Money Market Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Fund
--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Fund's activities
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                               CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N.A. 6th &
525 Market St., San Francisco, CA          Marquette, Minneapolis, MN
Manages the Fund's investment activities   Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                  525 Market Street
                                  San Francisco, CA
                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                          TRANSFER                 SERVICING
        ADMINISTRATOR                      AGENT                     AGENTS
-------------------------------------------------------------------------------------
     Wells Fargo Funds             Boston Financial Data         Various Agents
     Management, LLC               Services, Inc.
     525 Market                    Two Heritage Dr.
     St. San Francisco, CA         Quincy, MA

     Manages the                   Maintains records             Provide
     Fund's business               of shares and                 services to
     activities                    supervises the paying         customers
                                   of dividends
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                     FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

18 Liquidity Reserve Money Market Fund Prospectus

--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. As of March 31, 2003, Funds Management and its affiliates managed over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003, Wells Capital Management managed assets aggregating in excess of $114 billion.

     Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund.

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are characterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

     This fee is paid out of the Fund's assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               Liquidity Reserve Money Market Fund Prospectus 19

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Fund each business day. Requests we receive in proper form for the Fund before 3:00 p.m.
          (ET) generally are processed on the same day. If the markets close early, the Fund may close early and may value its shares at such earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . We determine the NAV of the Fund's shares each business day. The Fund is open Monday through Friday, and generally is closed on federal bank holidays. We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Fund at 3:00 p.m. (ET). The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     Minimum Investments

     . Fund shares have no minimum initial or subsequent purchase requirements.

20 Liquidity Reserve Money Market Fund Prospectus

                                                      How to Buy and Sell Shares
--------------------------------------------------------------------------------

     How to Buy Shares

     You can buy Fund Shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund. Please contact your Shareholder Servicing Agent for more information.

     In addition to payments received from the Fund, selling agents or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares.

     How to Sell Shares

     Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Shareholder Servicing Agent. The Fund does not charge redemption fees.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We process requests to sell shares each business day. Requests we receive in proper form before 3:00 p.m. (ET) generally are processed at 3:00 p.m. (ET) on the same day.

     . Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                               Liquidity Reserve Money Market Fund Prospectus 21

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Fund declares distributions of net investment income daily and makes such distributions monthly. The Fund makes distributions of realized capital gains at least annually.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's ordinary income generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

22 Liquidity Reserve Money Market Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

24  Liquidity Reserve Money Market Fund Prospectus

--------------------------------------------------------------------------------

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributors that allows them to sell the Fund's shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


                              Liquidity Reserve Money Market Fund Prospectus  25

--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION

     supplements the disclosures made by this Prospectus. The
     Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our
     Website at www.wellsfargofunds.com

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE
     ANSWERED BY CALLING YOUR INVESTMENT
     PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

  P047 (8/03)
ICA Reg. No.                                                   [GRAPHIC]
  811-09253                                            Printed on Recycled Paper

                                                        WELLS FARGO FUNDS [LOGO]

                         Wells Fargo Money Market Funds

     Prospectus

     Wells Fargo Cash Investment Money Market Fund

     Wells Fargo Government Money Market Fund

     Administrator Class

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                  August 1, 2003

>

Table of Contents                                           Money Market Funds
--------------------------------------------------------------------------------
Overview                           Objectives and Principal Strategies         4
Important summary information      Summary of Important Risks                  6
about the Funds.                   Performance History                         7
                                   Summary of Expenses                        10
                                   Key Information                            12

--------------------------------------------------------------------------------
The Funds                          Cash Investment Money Market Fund          14

Important information about        Government Money Market Fund               16
the individual Funds.              Additional Strategies and
                                      General Investment Risks                18
                                   Organization and Management
                                      of the Funds                            21

--------------------------------------------------------------------------------
Your Investment                    Your Account                               23

How to open an                        How to Buy Shares                       24
account and how to buy,               How to Sell Shares                      25
sell and exchange Fund shares.        Exchanges                               26

--------------------------------------------------------------------------------
Reference                          Other Information                          27

Additional information and         Glossary                                   28
term definitions.

>

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details.

Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

--------------------------------------------------------------------------------
FUND                           OBJECTIVE
--------------------------------------------------------------------------------
Cash Investment Money Market   Seeks current income, while preserving capital
Fund                           and liquidity.

Government Money Market Fund   Seeks current income, while preserving capital
                               and liquidity.

4 Money Market Funds Prospectus

>

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

     We invest in high-quality money market instruments.

     We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

                                                 Money Market Funds Prospectus 5

>

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund descriptions beginning on page 14;

..    the "Additional Strategies and General Investment Risks" section beginning on page 18; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund's yield to the extent they affect the yield of instruments available for purchase by a Fund.

6 Money Market Funds Prospectus

>

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate money market fund average.

     Please remember that past performance is no guarantee of future results.

     Cash Investment Money Market Fund Administrator Class Calendar Year Returns*/1/

                                    [CHART]

                                  [Bar Chart]

                               '93           3.18%
                               '94           3.84%
                               '95           5.75%
                               '96           5.21%
                               '97           5.36%
                               '98           5.32%
                               '99           4.92%
                               '00           6.17%
                               '01           4.03%
                               '02           1.49%

     Best Qtr.: Q4 '00 . 1.58% Worst Qtr.: Q4 '02 . 0.32%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.45%.

     To obtain a current 7-day yield for the Fund, call toll-free, 1-800-222-8222.

     Average annual total returns

     for the period ended 12/31/02              1 year   5 years   10 years
                                                ------   -------   --------
     Administrator Class (Incept. 7/31/03)/1/   1.49%    4.37%       4.52%

     iMoneyNet First Tier Institutional
        Money Fund Average                       1.54%    4.85%      5.62%

/1/ Performance shown for the Administrator Class shares reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

                                                 Money Market Funds Prospectus 7

>

Performance History
--------------------------------------------------------------------------------

     Government Money Market Fund Administrator Class Calendar Year Returns /*1/


                                    [CHART]

                                  [Bar Chart]

                               '93           2.98%
                               '94           3.80%
                               '95           5.51%
                               '96           5.01%
                               '97           5.16%
                               '98           5.07%
                               '99           4.72%
                               '00           5.99%
                               '01           3.80%
                               '02           1.45%

     Best Qtr.: Q4 '00 . 1.54% Worst Qtr.: Q4 '02 . 0.31%

     * Performance shown reflects the performance of the Service Class shares. The Fund's year-to-date performance through June 30, 2003 was 0.42%.

     To obtain a current 7-day yield for the Fund, call toll-free
     1-800-222-8222.

     Average annual total returns

     for the period ended 12/31/02              1 year   5 years   10 years
                                                ------   -------   --------
     Administrator Class (Incept. 7/31/03) /1/   1.45%    4.19%      4.34%

     iMoneyNet Government Institutional
        Money Fund Average                       1.42%    4.59%      5.38%

/1/ Performance shown for the Administrator Class shares reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

8 Money Market Funds Prospectus

>

                                              This page intentionally left blank
--------------------------------------------------------------------------------

>

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                  All Funds
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                 None

Maximum deferred sales charge (load) (as a percentage of the
Net Asset Value ("NAV") at purchase)                                None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Cash Investment       Government
                                           Money Market Fund   Money Market Fund
                                           -------------------------------------
Management Fees                                  0.10%              0.10%
Distribution (12b-1) Fees                        0.00%              0.00%
Other Expenses/2/                                0.28%              0.28%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.38%              0.38%
-------------------------------------------------------------------------------
Fee Waivers                                      0.03%              0.03%
-------------------------------------------------------------------------------
NET EXPENSES/1/                                  0.35%              0.35%
-------------------------------------------------------------------------------

/1/ The adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company and are based on estimated amounts for the current fiscal year.


10  Money Market Funds Prospectus

>

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                            Cash Investment        Government
                                           Money Market Fund   Money Market Fund
                                           -------------------------------------
1 YEAR                                           $ 36                $ 36
3 YEARS                                          $119                $119
--------------------------------------------------------------------------------

                                               Money Market Funds Prospectus  11

>

Key Information
--------------------------------------------------------------------------------

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------

     Permitted Investments A summary of each Fund's key

     permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in bold, italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

12 Money Market Funds Prospectus

>

                                              This page intentionally left blank
--------------------------------------------------------------------------------

>

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries.

     The Fund may invest without limitation in high-quality, short-term obligations of foreign issuers.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 18. These considerations are all important to your investment choice.

14  Money Market Funds Prospectus

>

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                            SERVICE CLASS SHARES--
                                            COMMENCED ON OCTOBER 14, 1987
                                            ------------------------------------------------------------------------------------

                                             March 31,     March 31,     March 31,     March 31,        May 31,         May 31,
For the period ended:                          2003          2002          2001         2000/2/          1999            1998
                                            ------------------------------------------------------------------------------------
Net asset value, beginning of period        $      1.00   $      1.00   $      1.00   $     1.00      $     1.00      $     1.00

Income from investment operations:
   Net investment income (loss)                    0.01          0.03          0.06         0.04            0.05            0.05
   Net realized and unrealized gain (loss)
      on investments                               0.00          0.00          0.00         0.00            0.00            0.00

Total from investment operations                   0.01          0.03          0.06         0.04            0.05            0.05

Less distributions:
   Dividends from net investment income           (0.01)        (0.03)        (0.06)       (0.04)          (0.05)          (0.05)
   Distributions from net realized gain            0.00          0.00          0.00         0.00            0.00            0.00

Total from distributions                          (0.01)        (0.03)        (0.06)       (0.04)          (0.05)          (0.05)

Net asset value, end of period              $      1.00   $      1.00   $      1.00   $     1.00      $     1.00      $     1.00

Total return/3/                                    1.31%         3.05%         6.14%        4.37%           5.04%           5.42%

Ratios/supplemental data:
   Net assets, end of period (000s)         $10,590,565   $13,345,951   $12,307,775   $9,082,788      $5,481,802      $4,685,818

Ratios to average net assets/5/:
   Ratio of expenses to average net assets         0.48%         0.48%         0.48%        0.48%/1/        0.48%/1/        0.48%/1/
   Ratio of net investment income (loss)
      to average net assets                        1.31%         2.91%         5.94%        5.23%/1/        4.91%/1/        5.29%/1/

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/4/,/5/                                 0.54%         0.54%         0.54%        0.54%/1/        0.57%/1/        0.57%/1/
------------------------------------------------------------------------------------------------------------------------------------

/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invested prior to November 8, 1999.
/2/  The Fund changed its fiscal year-end from May 31 to March 31.
/3/  Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 15

>

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies

     We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in high-quality, short-term money market instruments; and

     . at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors

     The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 18.These considerations are all important to your investment choice.

16 Money Market Funds Prospectus

>

                                                            Financial Highlights
--------------------------------------------------------------------------------

The table below shows the financial performance of the Service Class shares of the Fund. This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------

                                             SERVICE CLASS SHARES--
                                             COMMENCED ON NOVEMBER 16, 1987
                                             ---------------------------------------------------------------------------
                                              March 31,    March 31,    March 31,    March 31,     May 31,      May 31,
For the period ended:                           2003         2002         2001        2000/1/       1999         1998
                                             ---------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from investment operations:
   Net investment income (loss)                    0.01         0.03         0.05         0.04         0.05         0.05
   Net realized and unrealized gain (loss)
      on investments                               0.00         0.00         0.00         0.00         0.00         0.00

Total from investment operations                   0.01         0.03         0.05         0.04         0.05         0.05

Less distributions:
   Dividends from net investment income           (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)
   Distributions from net realized gain            0.00         0.00         0.00         0.00         0.00         0.00

Total from distributions                          (0.01)       (0.03)       (0.05)       (0.04)       (0.05)       (0.05)

Net asset value, end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return/2/                                    1.27%        2.86%        5.97%        4.18%        4.81%        5.20%

Ratios/supplemental data:
   Net assets, end of period (000s)          $4,837,603   $5,752,411   $3,181,143   $3,433,956   $3,368,534   $2,260,208

Ratios to average net assets/4/:
   Ratio of expenses to average net assets         0.50%        0.50%        0.50%        0.50%        0.50%        0.50%
   Ratio of net investment income (loss)
      to average net assets                        1.24%        2.67%        5.79%        4.94%        4.69%        5.08%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/,/4/                                 0.54%        0.52%        0.56%        0.54%        0.52%        0.51%
-------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to March 31.
/2/  Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/  Ratios shown for periods of less than one year are annualized.

                                                Money Market Funds Prospectus 17

>

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Fund itself.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Foreign Investment Risk--The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

18 Money Market Funds Prospectus

>

--------------------------------------------------------------------------------

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above, and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 19

>

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           PRINCIPAL RISK(S)               CASH INVESTMENT   GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary purposes (e.g. to   Leverage Risk                           o              o
meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either      Interest Rate and                       o              o
on a schedule or when an index or benchmark changes.          Credit Risk

Foreign Obligations
Dollar-denominated debt obligations of non-U.S. companies,    Foreign Investment, Liquidity           o
foreign banks, foreign governments, and other foreign         and Regulatory Risk
entities.

Illiquid Securities
A security which may not be sold or disposed of in the        Liquidity Risk                          o              o
ordinary course of business within seven days at the value
determined by the Fund. Limited to 10% of net assets.

Repurchase Agreements
A transaction in which the seller of a security agrees to     Counter-Party Risk                      o              o
buy back a security at an agreed upon time and price,
usually with interest.

20 Money Market Funds Prospectus

>

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
-------------------------------------------------------------------------------------
                           Supervises the Fund's activities
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
          INVESTMENT ADVISER                               CUSTODIAN
-------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC          Wells Fargo Bank Minnesota, N. A.
525 Market St.,                            6th & Marquette
San Francisco, CA                          Minneapolis, MN
Manages the Fund's investment activities   Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------
                        Wells Capital Management Incorporated
                                    525 Market St.
                                  San Francisco, CA
                   Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                          TRANSFER                 SHAREHOLDER
        ADMINISTRATOR                      AGENT                 SERVICING AGENTS
-------------------------------------------------------------------------------------
     Wells Fargo Funds             Boston Financial Data         Various Agents
     Management, LLC               Services, Inc.
     525 Market St.                Two Heritage Dr.
     San Francisco, CA             Quincy, MA

     Manages the                   Maintains records of          Provide
     Fund's business               shares and supervises         services to
     activities                    the payment                   customers of
                                   of dividends                  the Funds
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                            FINANCIAL SERVICES FIRMS
-------------------------------------------------------------------------------------
           Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------

                                                Money Market Funds Prospectus 21

>

Organization and Management of the Funds
--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2003, Funds Management and its affiliates provided advisory services for over $183 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2003,Wells Capital Management managed over $114 billion in assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     The Administrator

     Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.10% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds.

22 Money Market Funds Prospectus

>

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

     . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Cash Investment Money Market and Government Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment and Government Money Market Funds before 5:00 p.m. (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests we receive in proper form before these times are processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment and Government Money Market Funds at 5:00 p.m. (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $1,000,000 per Fund. There are no minimum subsequent investment requirements so long as your institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain institutions.

                                                Money Market Funds Prospectus 23

>

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     Typically, Administrator Class shares are bought and held on your behalf by the institution through which you are investing. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at their institution and should understand the following:

     . Share purchases are made through a Customer Account at an institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Administrator Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

     . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

     . All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

24 Money Market Funds Prospectus

>

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     Administrator Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the institution. Please read the Customer Account agreement with your institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninetyday period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                Money Market Funds Prospectus 25

>

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Fund into which you wish to exchange.

     . Administrator Class shares may only be exchanged for Administrator Class Shares.

     . If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund, which includes a sales load.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

     . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

26 Money Market Funds Prospectus

>

Other Information
--------------------------------------------------------------------------------

     Income and Gain Distributions

     The Funds declare distributions of net investment income daily and make such distributions monthly. The Funds make distributions of realized capital gains at least annually.

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to you as a shareholder substantially all of a Fund's net investment income and realized capital gains, if any. Distributions of a the Fund's ordinary income generally will be taxable to you as ordinary income.

     Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, Fund distributions also will not qualify for recently enacted reductions in federal income taxation of dividends payable to individuals from domestic and certain foreign corporations.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

     As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

     Request for Multiple Copies of Shareholder Documents

     To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your customer account representative.

                                                Money Market Funds Prospectus 27

>

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

Business Day

Generally, Monday through Friday with the exception of any federal bank holiday.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Distributions of net investment income and/or realized capital gains made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

28 Money Market Funds Prospectus

>

Net Asset Value ("NAV")

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Preservation of Capital

The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Total Return

The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains distributions, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                Money Market Funds Prospectus 29

>

--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION

     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS

     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our
     Web site at www.wellsfargofunds.com

     Write to:
     Wells Fargo Funds
     P.O. Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE
     ANSWERED BY CALLING YOUR INVESTMENT
     PROFESSIONAL

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

 P066 (8/03)
ICA Reg. No.                                                     [GRAPHIC]
  811-09253                                            Printed on Recycled Paper
  #527550

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated August 1, 2003

                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                     CALIFORNIA TAX-FREE MONEY MARKET TRUST
                        CASH INVESTMENT MONEY MARKET FUND
                          GOVERNMENT MONEY MARKET FUND
                       LIQUIDITY RESERVE MONEY MARKET FUND
                           MINNESOTA MONEY MARKET FUND
                                MONEY MARKET FUND
                               MONEY MARKET TRUST
                       NATIONAL TAX-FREE MONEY MARKET FUND
                      NATIONAL TAX-FREE MONEY MARKET TRUST
                           OVERLAND EXPRESS SWEEP FUND
                       PRIME INVESTMENT MONEY MARKET FUND
                         TREASURY PLUS MONEY MARKET FUND
                         100% TREASURY MONEY MARKET FUND

             Class A, Class B, Administrator Class, Investor Class, Service Class, Single Class, Trust and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about fourteen Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Liquidity Reserve Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Money Market Fund offers only Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Government Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A, Institutional Class and Service Class shares. The Cash Investment Money Market and Prime Investment Money Market Funds offer Service Class and Institutional Class shares. The Cash Investment Money Market and Government Money Market Funds also offer Administrator Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund each offer a single unnamed class of shares. The Liquidity Reserve Money Market Fund offers Investor Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated August 1, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended March 31, 2003, are hereby incorporated by reference to the Annual Reports. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----

Historical Fund Information.................................................1
Investment Policies.........................................................3
Additional Permitted Investment Activities And Associated Risks.............6
Special Considerations Affecting California Municipal Obligations..........14
Special Considerations Affecting Minnesota Municipal Obligations...........23
Management.................................................................25
Performance Calculations...................................................41
Determination Of Net Asset Value...........................................47
Additional Purchase And Redemption Information.............................48
Portfolio Transactions.....................................................50
Fund Expenses..............................................................52
Taxes......................................................................53
Capital Stock..............................................................62
Other......................................................................69
Counsel....................................................................70
Independent Auditors.......................................................70
Financial Information......................................................70
Appendix..................................................................A-1

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     Many of the Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below shows all of the Trust's money market Funds, and indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors for the Wells Fargo Funds, as applicable.

-------------------------------------------------------------------------
      Wells Fargo Funds                      Predecessor Funds
-------------------------------------------------------------------------
California Tax-Free Money            Stagecoach California Tax-Free Money
Market Fund                          Market Fund
-------------------------------------------------------------------------
California Tax-Free Money            Stagecoach California Tax-Free Money
Market Trust                         Market Trust
-------------------------------------------------------------------------
Cash Investment Money Market Fund    Norwest Cash Investment Fund
-------------------------------------------------------------------------
Government Money Market Fund         Norwest U.S. Government Fund
-------------------------------------------------------------------------
Liquidity Reserve Money Market       N/A
Fund
-------------------------------------------------------------------------
Minnesota Money Market Fund          N/A
-------------------------------------------------------------------------
Money Market Fund                    Stagecoach Money Market Fund
-------------------------------------------------------------------------
Money Market Trust                   Stagecoach Money Market Trust
-------------------------------------------------------------------------
National Tax-Free Money              Norwest Municipal Money
Market Fund                          Market Fund
-------------------------------------------------------------------------
National Tax-Free Money              Stagecoach National Tax-Free
Market Trust                         Money Market Trust
-------------------------------------------------------------------------
Overland Express Sweep               Stagecoach Overland Express
Fund                                 Sweep Fund
-------------------------------------------------------------------------
Prime Investment Money               Norwest Ready Cash
Market Fund                          Investment Fund (Public
                                     Entities Shares)
-------------------------------------------------------------------------
Treasury Plus Money Market           Stagecoach Treasury Plus
Fund                                 Money Market Fund
-------------------------------------------------------------------------
100% Treasury Money Market           Norwest Treasury Fund
Fund
-------------------------------------------------------------------------

     The California Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

     The California Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of

Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

     The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

     The Liquidity Reserve Money Market Fund commenced operations on July 31, 2002.

     The Minnesota Money Market Fund commenced operations on August 14, 2000.

     The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

     The Money Market Trust commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"). The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

     The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

     The National Tax-Free Money Market Trust commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

     The Overland Express Sweep Fund commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The Prime Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

     The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     The following Funds have adopted the following fundamental policies:

     The California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust each invest at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from federal income tax, federal alternative minimum tax, and California individual income taxes. The Minnesota Money Market Fund invests at least 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes. The National Tax-Free Money Market Trust and National Tax-Free Money Market Fund each invest at least 80% of net assets, under normal circumstances, in instruments with interest exempt from federal income tax and federal alternative minimum tax.

     Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies which may be changed by the Board at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

          Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities

     Certain Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations

     Certain Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing

     The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper

     The Funds may invest in commercial paper (including variable amount master demand notes, see "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

     Dollar Roll Transactions

     Certain Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations

     The Funds, except the 100% Treasury Money Market Fund, may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Government Securities

     Certain Funds may make investments in foreign government securities. Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

     Foreign Obligations

     Certain Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

     Amounts realized on certain foreign obligations in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
                            Transactions

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Funding Agreements

     Certain Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

     Illiquid Securities

     The Funds, except 100% Treasury Money Market Fund, may invest in securities not registered under the Securities Act of 1933 Act, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 10% of its net assets in illiquid securities.

     Letters of Credit

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which certain of the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Money Market Instruments

     Certain of the Funds may invest in money market instruments, which consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and
(ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities

     Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Municipal Bonds

     Certain Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

     Other Investment Companies

     The Funds, except the 100% Treasury Money Market Fund, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests

     Certain of the Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

     Repurchase Agreements

     Certain Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

     Restricted Securities

     The Funds, except the 100% Treasury Money Market Fund, may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

     Unrated and Downgraded Investments

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Variable Rate and Amount Master Notes

     The Funds, except the 100% Treasury Money Market Fund, may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

     Zero Coupon Bonds

     Certain Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")

     The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official Statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, having components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Following a deep recession from mid-1990 through late 1993, California's economy, mirroring that of the nation, experienced an unprecedented economic boom due in large part to growth in the high-technology sector. The economy surged from 1995 through 2000, bringing record revenues to the State's General Fund. During the second half of the 1990's, the General Fund took in combined tax revenues that exceeded initial annual revenue projections. These additional funds were largely directed to school spending as mandated by Proposition 98 (described below), and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted.

     In early 2001, however, California's economy went into a recession, losing approximately 275,000 jobs between January, 2001 and January, 2002. A decline in revenues from the personal income tax on capital gains and stock options, brought on by the weak performance of the stock market through 2002 and exacerbated by the tragic events of September 11, 2001 have directly impacted the State's economy. The impact has been particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector, in exports and in tourism and related industries. Fuel and other energy prices have also risen sharply, affecting State and local government economies. California's fiscal year begins on July 1 and ends on June 30 of each year, and must be passed by the vote of 2/3 of both houses of the State Legislature. On January 10, 2003, the Governor released his proposed budget for 2003-04 (the "2003 Governor's Budget"), which projected revenues of $61.7 billion and a budget shortfall of $34.6 billion. As of July 1, 2003, the expected shortfall for 2003-04 as announced by the office of the Governor had increased to $38.1 billion. The bulk of the reduced revenue is directly attributable to an approximately $13 billion drop in personal income taxes from stock option and capital gains activity. The change in the State's fiscal condition also reflects a more than $6 billion drop in revenues as compared to revenue projections in the 2002 Governor's Budget. The Department of Finance estimates that as of June 30, 2002, taking into account the approximately $6.3 billion loan from the Special Fund for Economic Uncertainties ("SFEU") to the Department of Water Resources, the State's General Fund had an actual deficit of $2.1 billion. As of July 10, 2003, the State Legislature has not adopted a budget for fiscal year 2003-04 and the finances of the State remain in flux. At the present time, no assurances can be made as to actual amounts available to the State of California from the General Fund or other sources.

     Bond Ratings. Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

     As of February 10, 2003, the State's general obligation bonds were rated A2 by Moody's, A by Standard & Poor's, and A by Fitch Ratings. On February 10, 2003, Moody's lowered its rating from A1 to A2 to reflect the magnitude of the imbalance between the State's revenues and expenditures, and the expectation that the State will be unable to sufficiently address the imbalance in the upcoming fiscal year. Citing the sharply higher General Fund deficit for fiscal years 2002-03 and anticipated deficit for 2003-04, in December 2002, S&P lowered its rating from A+ to A. Similarly, Fitch Ratings lowered its rating from AA to A, citing continuing financial pressures on the State since 2001. While it is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future, there may be further downgrades in the State's ratings if the current legislative deadlock continues and the State fails to approve a budget.

     State Finances. The moneys of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State's Treasury and not required by law to be credited to any other fund, as well as earnings from State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. The General Fund may be expended as the result of appropriation measures by the California Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded by General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Fiscal Year 2002-03 Budget. The 2002-03 Governor's Budget (the "2002 Governor's Budget") projected a fall-off in General Fund Revenues due to the national economic recession combined with the decline in the stock market which began in mid-2000. Personal Income Tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and market decline. As a result, the projected combined budget gap for 2001-02 and 2002-03, presented in the 2002 Governor's Budget, was approximately $12.5 billion. However, the May revision to the 2002 Governor's Budget projected further deterioration in revenues of $9.5 billion and additional expenditures of $1.6 billion. The result was a combined budget gap in 2001-02 and 2002-03 of $23.6 billion.

     2002 Budget Act. On September 5, 2002, the Governor signed the 2002 Budget Act. The Budget Act initially projected total General Fund revenues and transfers of $79.2 billion and expenditures of $76.7 billion in 2002-03. The 2002 Budget Act also included Special Fund expenditures of $19.3 billion with expected Special Fund revenues of $14.7 billion, and $2.8 billion of Bond Fund expenditures. The 2002 Budget Act assumed a General Fund budget reserve (as a balance in the SFEU as of June 30, 2003) of approximately $1 billion. The revenue estimates have proven to be substantially overstated due in large part to the failure of the economy to recover as anticipated. Based upon revised estimates in the 2003 Governor's Budget, the General Fund's revenues and transfers in 2002-03 totaled approximately $73.1 billion, expenditures totaled approximately $75.5 billion and the estimated SFEU deficit as of June 30, 2003 was $5.9 billion.

     Subsequent Developments. In mid-2002, the Governor notified all State agencies to prepare all 2003-04 budget proposals for a cut in state funding of at least 20%. On November 21, 2002, the Governor further directed State agencies to take immediate action to reduce any non-critical or non-essential activities. Within a few months following the adoption of the 2002 Budget Act, it became clear that anticipated economic recovery was not going to occur and that the economy was remaining stagnant. It became apparent, therefore, that revenue projections for the 2002-03 fiscal year were significantly overstated. In November, 2002, the Legislative Assistant issued a report (the "LAO Report") indicating that, absent corrective actions, the General Fund would have a budget deficit of approximately $6.1 billion by the end of fiscal year 2002-03 (as compared to the $1 billion reserve balance predicted in the 2002 Budget Act) and a cumulative budget deficit of over $21 billion by the end of the 2003-04 fiscal year. Following the LAO Report, the Governor announced a projected substantial budget gap in 2002-03 and 2003-04, and on December 9, 2002, a special session of the State Legislature was called to consider mid-year spending cuts. On December 6, 2002, the Governor released proposals for immediate action to reduce the budget gap by approximately $10.2 billion ("Mid-Year Proposal"). The Mid-Year Proposal contained approximately $8.7 billion in spending reductions, $725 million of transfers and loans, and $816 million of funding shifts, primarily to bond funds.

     Proposed Fiscal Year 2003-04 Budget. The 2003 Governor's Budget, released on January 10, 2003, projected a significant downward revision in State revenues as a result of the unexpected sluggish economic recovery. The decline was mainly due to weak personal income tax revenues, which dropped by nearly 26% in 2001-02 and 2002-03. The latest release from the office of the Governor, as of July 1, 2003, projects a combined budget shortfall for 2002-03 and 2003-04 of $38.1 billion.

     The 2003 Governor's Budget projected revenues for the three largest tax sources to be about $61.7 billion in 2002-03, more than $6 billion lower than projected in the 2002 Budget Act. Most of the decline is attributable to decreased personal income tax revenues, which are particularly impacted by the stock market's decline. The 2003 Governor's Budget projected total revenues and transfers of $73.1 billion and $69.2 billion in 2002-03 and 2003-04, respectively. The estimate for 2002-03 included approximately $2.8 billion of transfers and loans. In the 2003 May Revision, released on May 14, 2003 (the "2003 May Revision"), the State proposed to take a number of major actions to close the $38.1 billion budget shortfall for the 2002-03 and 2003-04 fiscal years combined. These actions included certain expenditure reductions in the areas of education and health and human services, the realignment of various government funded programs related to mental health, substance abuse, children and long-term care, shifting of State funds and the issuance of additional debt. In addition, the Legislature is currently considering a variety of other proposals to help decrease the budget gap, including an increase in personal income tax, sales tax and the vehicle license fee. Many of these proposals are controversial and there can be no assurance that any of the proposals will actually be enacted by the Legislature. Final action on budget adjustments for 2002-03 and enactment of the 2003 Budget Act will occur following negotiations between the Legislature and the Governor. As of July 10, 2003, the State has not yet settled the adjustments for fiscal year 2002-03 nor adopted a budget for fiscal year 2003-04. We cannot predict when a budget will be reached as the political parties in the State Legislature have taken intransigent positions, further complicated by the potential recall election of the Governor. The failure of the State to adopt a budget could have far reaching consequences on all State-funded programs and services, particularly in light of the recent decision in Howard Jarvis Taxpayers Association v. Kathleen Connell (see Changes in California Constitutional and Other Laws, below), which limits the ability of the State to pay its workers more than minimum wage in the absence of a budget.

     Future Budgets. We cannot predict what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

     State Indebtedness. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.

     Capital Facilities Financing. General Obligation Bonds and Commercial Paper Program. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

     As of January 1, 2003, the State had outstanding $25.7 billion aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of $29.2 billion of long-term general obligation bonds, including up to $16.1 billion of commercial paper notes (and as of that date $472.5 million aggregate principal amount of general obligation commercial paper notes was outstanding).

     Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-purchase bonds. The State had $6.7 billion General Fund-supported lease-purchase debt outstanding at January 1, 2003. The State Public Works Board, which is authorized to sell lease revenue bonds, had $4.1 billion authorized and unissued as of January 1, 2003. In addition, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds.

The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $30.5 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2002.

     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $5.7 billion of 2001-02 Revenue Anticipation Notes (the "2001 RANs") on October 4, 2001 that matured on June 28, 2002. To provide additional cash resources necessary to pay the State's obligations at the end of June 2002 and into the first few months of the 2002-03 fiscal year, the State issued $7.5 billion of Revenue Anticipation Warrants ("2002 RAWs"). The 2002 RAWs were repaid in October and November 2002. The State issued a total of $12.5 billion of 2002-03 RANs ("2002 RANs") in October 2002 and November 2002 to partially fund its cash flow needs in the 2002-03 fiscal year, including repayment of the 2002 RAWs issued in June 2002.

     The cash flow estimates for the 2002-03 fiscal year reflect the receipt of $6.6 billion from the sale of Department of Water Resources ("CDWR") power revenue bonds in November 2002 and $2.5 billion from the sale of tobacco litigation settlement payments in January 2003. The cash flow estimates project the receipt of $2.0 billion from a second sale of tobacco litigation settlement payments currently scheduled for April 2003. If the General Fund is projected to have insufficient resources to pay the 2002 RANs, the Controller is authorized to issue additional RAWs. It may also be necessary to issue additional RAWs to repay obligations in the first part of the 2003-04 fiscal year (as was the case in 2002). On February 6, 2003, the State Controller announced that it was likely the State would have to issue between $2 billion and $8 billion of RAWs before the end of June 2003, but to date, no new RAWs have been issued.

     Changes in California Constitutional and Other Laws. In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the State so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California State and municipal issuers. Article XIIIB restricts the State from spending certain appropriations in excess of an appropriation's limit imposed for each State and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the State's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed State funding of public education below the university level and the operation of the

State's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the State's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     Beginning January 1, 1999, the State implemented a Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") offset program, lowering the VLF in successive stages if General Fund revenues met certain targets. Following a number of percentage adjustments, the offset was permanently increased to 67.5 percent beginning July 1, 2002. These offset levels are expected to reduce VLF revenues by $3.726 billion in 2002-03 and $3.913 billion in 2003-04. The amount will be adjusted thereafter as vehicle sales activity changes.

     In Howard Jarvis Taxpayers Association v. Kathleen Connell, plaintiff tax payer association challenged the authority of the State Controller to make payments from the State Treasury in the absence of a State budget. In particular, the suit questioned the Controller's authority to make payments pursuant to a continuing appropriation, prior to the passage of the current fiscal year budget. In a surprise ruling, the California Supreme Court overturned the decision of the appellate court which had upheld the authority of the Controller to make continuing payments, effectively limiting the ability of the State to pay its workers more than minimum wage in the absence of a current budget.

     On June 25, 2003, the Federal Energy Regulatory Commission ("FERC") denied the State's request to modify or cancel more than $12 billion in long-term energy contracts signed at the height of the 2000-01 energy crisis. The State had alleged that energy companies artificially drove up the cost of power during the crisis and unfairly profited from prices inflated by widespread market manipulation. The State plans to challenge the FERC decision in federal court.

     Other Information. Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the State, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     Recent Developments Regarding Energy. In 1997, the State implemented an energy deregulation program which attempted to create a competitive wholesale market for electric energy in California. Among other changes made at the retail level, the deregulation plan froze retail rates for electricity at a level and for a period considered at the time to allow the three investor-owned utilities ("IOUs") an opportunity to recover costs of deregulation. Beginning in mid-2000, due to a variety of factors, the IOUs' power purchase costs exceeded the frozen retail rates and after several months of contracting power supplies at short-term and spot market prices, the two major IOUs exhausted their cash reserves and could no longer purchase electricity in the spot market. In January, 2001, the Governor directed the California Department of Water Resources ("CDWR") to enter into contracts and make arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program").

     As part of the Power Supply Program, in mid-2001, in order to avoid paying short-term and spot-market prices in excess of $300 per megawatt hour (MWh), the State entered into 57 long-term contracts with approximately 22 energy providers estimated to be worth an aggregate $43 billion. The State agreed to a number of contracts with terms of up to 20 years and negotiated power prices at significantly less than the then prevailing spot market prices. However, power prices have subsequently generally fallen to less than half the contracted amount and the State has been in negotiations with various power suppliers seeking a reduction in the agreed upon contract prices. In 2002, the State challenged the validity of certain of the long-term energy contracts, claiming market manipulation by certain energy companies. On June 25, 2003, FERC denied the State's request to modify or cancel certain long-term energy contracts (see Changes in California Constitution and Other Laws above). In addition, the State is currently involved in a number of court proceedings stemming from its handling of the energy crisis.

     CDWR's power purchases were initially funded primarily by unsecured, interest-bearing loans from the State's General Fund ("State Loans"). In order to repay the State Loans and other loans, in late 2002, CDWR issued approximately $11.25 billion in revenue bonds in several series. In the fall of 2002, the State used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a State Loan in the amount of $6.1 billion plus accrued interest of approximately $500 million. The primary source of money to pay debt service on the CDWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission.

     The CDWR revenue bonds are not a debt or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

     Since the rolling blackouts experienced in 2001, the State has implemented various programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and are expected to come on line in 2003-04. In addition, the State is seeking longer term power supply contracts at lower costs. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

     Natural gas prices in California are not regulated and therefore may fluctuate. One of the State's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

     There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State's and local governments' economies, and that could in turn affect State and local revenues.

     Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

     Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the State's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage Statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

                             SPECIAL CONSIDERATIONS
                    AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     Constitutional State Revenue Limitations. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State. Minnesota resident population grew from 4,085,000 in 1980 to 4,390,000 in 1990 or, at an average annual compound rate of
0.7 percent compared to the national average at an annual compound rate of 0.9 percent during this period. In 2000, Minnesota's resident population was 4,934,000, having grown at an annual compound rate equal to the U.S. as a whole of 1.2 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2015.

     Structure of the State's Economy. Diversity and a significant natural resource base are two important characteristics of the State's economy.

     At an aggregate level of detail, the structure of the State's economy parallels the structure of the United States economy as a whole. For 2002, State employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 27.2 percent of the State's durable goods employment was concentrated in 2002, as compared to 18.4 percent for the United States as a whole.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2002, 31.3 percent of the State's non-durable goods employment was concentrated in food and kindred industries, and 15.7 percent in paper and allied industries. This compares to 24.8 percent and 9.1 percent, respectively, for comparable sectors in the national economy. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the State than in the U.S.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 5.6 thousand in 2002. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State. In the period 1980 to 1990, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-2002 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s and which were more sever in Minnesota than nationwide. Between 1990 and 2000, Minnesota's employment grew 23.1 percent compared with 19.9 percent nationwide. For the 2000 to 2002 period, Minnesota's employment declined 1.5 percent compared to 0.7 percent nationally.

     Performance of the State's Economy. Since 1980, State per capita personal income has been within eleven percentage points of national per capita personal income. The State's per capita income has generally remained above the national average. In 2002, Minnesota per capita personal income was 108.3 percent of the national average.

     During 2001 and 2002, the State's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.7 percent in 2001, as compared to the national average of 4.7 percent. In 2002, Minnesota's unemployment rate averaged 4.4 percent, as compared to the national average of
5.8 percent.

     Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

     Trustees and Officers. The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                            Position Held with                                                 Other Public Company
                            Registrant/               Principal Occupation(s)                  or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                      Directorships
----------------------      ---------------------     ---------------------------------        ---------------------

                                             INDEPENDENT TRUSTEES

Thomas S. Goho, 60          Trustee, since 1987       Wake Forest University, Calloway                  N/A
                                                      School of Business and
                                                      Accountancy, Benson-Pruitt
                                                      Professorship since 1999,
                                                      Associate Professor of
                                                      Finance 1994-1999.

Peter G. Gordon, 60         Trustee, since 1998;      Chairman, CEO and Co-Founder of                   N/A
                            (Lead Trustee,            Crystal Geyser Water Company and
                            since 2001).              President of Crystal Geyser
                                                      Roxane Water Company.

Richard M. Leach, 70        Trustee, since 1987       Retired. Prior thereto, President                 N/A
                                                      of Richard M. Leach Associates (a
                                                      financial consulting firm).

Timothy J. Penny, 51        Trustee, since 1996       Senior Counselor to the public                    N/A
                                                      relations firm of Himle-Horner
                                                      and Senior Fellow at the

                            Position Held with                                                 Other Public Company
                            Registrant/               Principal Occupation(s)                  or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                      Directorships
----------------------      ---------------------     ---------------------------------        ---------------------

                                                      Humphrey Institute, Minneapolis,
                                                      Minnesota (a public policy
                                                      organization).

Donald C. Willeke, 63       Trustee, since 1996       Principal of the law firm of                      N/A
                                                      Willeke & Daniels.

                                             INTERESTED/2/ TRUSTEES

Robert C. Brown, 71         Trustee, since 1992       Retired. Director, Federal Farm                   N/A
                                                      Credit Banks Funding Corporation
                                                      and Farm Credit System Financial
                                                      Assistance Corporation until
                                                      February 1999.

J. Tucker Morse, 58         Trustee, since 1987       Private Investor/Real Estate                      N/A
                                                      Developer; Chairman of White
                                                      Point Capital, LLC.

                                             OFFICERS

Karla M. Rabusch, 44        President, since 2003     Executive Vice President of Wells                 N/A
                                                      Fargo Bank, N.A.  President of
                                                      Wells Fargo Funds Management,
                                                      LLC.  Senior Vice President and
                                                      Chief Administrative Officer of
                                                      Wells Fargo Funds Management, LLC
                                                      from March 2001 to March 2003.
                                                      Vice President of Wells Fargo
                                                      Bank, N.A. from December 1997 to
                                                      May 2000.


                            Position Held with                                                 Other Public Company
                            Registrant/               Principal Occupation(s)                  or Investment Company
Name, Age and Address       Length of Service/1/      During Past 5 Years                      Directorships
----------------------      ---------------------     ---------------------------------        ---------------------

Stacie D. DeAngelo, 34      Treasurer, since 2003     Vice President of Wells Fargo                     N/A
                                                      Bank, N.A.  Vice President of
                                                      Operations for Wells Fargo
                                                      Funds Management, LLC.
                                                      Prior thereto, Operations
                                                      Manager at Scudder Weisel
                                                      Capital, LLC (2000 to 2001)
                                                      and Director of Shareholder
                                                      Services at BISYS Fund
                                                      Services (1999 to 2000).
                                                      Assistant Vice President of
                                                      Operations with
                                                      Nicholas-Applegate Capital
                                                      Management (1993 to 1999).

C. David Messman, 43        Secretary, since 2000     Vice President and Managing                       N/A
                                                      Counsel of Wells Fargo Bank, N.A.
                                                      Vice President and Secretary of
                                                      Wells Fargo Funds Management, LLC
                                                      since March 2001.
----------------

<F1>

/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
<F2>

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2003, the Trustees received the following compensation:

                         Compensation Table
                      Year Ended March 31, 2003
                      -------------------------
Trustee                                           Compensation
----------------                                  ------------
                        INDEPENDENT TRUSTEES
Thomas S. Goho                                    $     72,000
Peter G. Gordon                                   $     82,000
Richard M. Leach                                  $     72,000
Timothy J. Penny                                  $     72,000
Donald C. Willeke                                 $     72,000
                         INTERESTED TRUSTEES
Robert C. Brown                                   $     72,000
W. Rodney Hughes*                                 $     54,000
J. Tucker Morse                                   $     72,000

----------
* Retired as of 12/31/02

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2002
                      -------------------------------------

------------------------------------------------------------------------------------------
Trustee        Dollar Range of Equity Securities of the Money Market Funds of Funds Trust
------------------------------------------------------------------------------------------
                                     Cash
            California  California  Invest-  Govern-  Liquidity
             Tax-Free    Tax-Free    ment     ment     Reserve   Minnesota
              Money       Money      Money    Money     Money      Money    Money   Money
              Market      Market     Market   Market    Market     Market   Market  Market
               Fund       Trust      Fund     Fund      Fund       Fund      Fund   Trust
------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------
Thomas S.
Goho            A           0          0       0          0          0         0      0
------------------------------------------------------------------------------------------
Peter G.
Gordon          0           0          0       0          0          0         0      0
------------------------------------------------------------------------------------------
Richard M.
Leach           0           0          0       0          0          0         0      0
------------------------------------------------------------------------------------------
Timothy J.
Penny           0           0          0       0          0          0         0      0
------------------------------------------------------------------------------------------
Donald C.
Willeke         0           0          0       0          0          0         A      0
------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
------------------------------------------------------------------------------------------
Robert C.
Brown           0           0          C       0          0          0         0      0
------------------------------------------------------------------------------------------
J. Tucker
Morse           0           0          0       0          0          0         0      0
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                      Aggregate
                                                                       Dollar
                                                                      Range of
                                                                       Equity
                                                                     Securities
              Dollar Range of Equity Securities of the Money Market   of Fund
Trustee                          Funds of Funds Trust                 Complex
--------------------------------------------------------------------------------
                                            Prime   Trea-
             National  National            Invest-  sury      100%
             Tax-Free  Tax-Free  Overland   ment     Plus   Treasury
               Money    Money    Express    Money   Money    Money
              Market    Market    Sweep     Market  Market   Market
               Fund     Trust      Fund     Fund     Fund    Fund
--------------------------------------------------------------------------------
                               INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Thomas S.
Goho             0         0        0         0        0         0       D
--------------------------------------------------------------------------------
Peter G.
Gordon           0         0        0         0        0         0       B
--------------------------------------------------------------------------------
Richard M.
Leach            0         0        0         0        0         0       0
--------------------------------------------------------------------------------
Timothy J.
Penny            0         0        0         0        0         0       B
--------------------------------------------------------------------------------
Donald C.
Willeke          0         0        0         0        0         A       B
--------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Robert C.
Brown            0         0        0         0        0         0       C
--------------------------------------------------------------------------------
J. Tucker
Morse            D         0        0         0        0         0       D
--------------------------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures including the

Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

     Investment Adviser. Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.

                                                         Annual Rate
                  Fund                          (as percentage of net assets)
---------------------------------------         -----------------------------

 California Tax-Free Money Market                           0.30%
 California Tax-Free Money Market Trust                     0.00%
 Cash Investment Money Market                               0.10%
 Government Money Market                                    0.10%
 Liquidity Reserve Money Market                             0.35%
 Minnesota Money Market                                     0.30%
 Money Market                                               0.40%
 Money Market Trust                                         0.00%
 National Tax-Free Money Market                             0.10%
 National Tax-Free Money Market Trust                       0.00%
 Overland Express Sweep                                     0.45%
 Prime Investment Money Market                              0.10%
 Treasury Plus Money Market                                 0.10%
 100% Treasury Money Market                                 0.35%

                             FORMER STAGECOACH FUNDS

     For the periods indicated below, the following Funds paid to Funds Management and/or Wells Fargo Bank the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

                                     Year Ended 3/31/03            Year Ended 3/31/02            Year Ended 3/31/01
                                 ---------------------------   ---------------------------   ---------------------------
            Fund                  Fees Paid     Fees Waived     Fees Paid      Fees Waived    Fees Paid     Fees Waived
-------------------------        ------------   ------------   ------------   ------------   ------------   ------------
California Tax-Free Money
 Market                          $  4,849,837   $  3,026,815   $  5,061,474   $  3,015,758   $  4,450,723   $  3,012,244
California Tax-Free Money
 Market Trust                    $          0   $          0   $          0   $          0   $          0   $          0
Money Market                     $ 19,404,069   $ 18,215,433   $ 23,117,476   $ 20,750,910   $ 34,517,273   $ 28,366,122
Money Market Trust               $          0   $          0   $          0   $          0   $          0   $          0
National Tax-Free Money
 Market Trust                    $          0   $          0   $          0   $          0   $          0   $          0
Overland Express Sweep           $ 24,592,924   $          0   $ 25,131,904   $          0   $ 19,783,446   $          0
Treasury Plus
 Money Market                    $    401,379   $  1,910,045   $    484,099   $  1,475,130   $    230,021   $    835,429

     For the periods indicated below, the following Funds paid to Funds Management and/or Wells Fargo Bank or NIM, the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

                                     Year Ended 3/31/03            Year Ended 3/31/02            Year Ended 3/31/01
                                 ---------------------------   ---------------------------   ---------------------------
       Fund                        Fees Paid     Fees Waived     Fees Paid      Fees Waived    Fees Paid     Fees Waived
-----------------------          ------------   ------------   ------------   ------------   ------------   ------------
Cash Investment Money
 Market Fund                     $  7,817,035   $  9,038,438   $  8,849,176   $  8,791,110   $  5,119,521   $  7,510,043
Government Money Market
 Fund                            $ 16,438,697   $  2,071,995   $ 13,683,344   $  1,521,361   $  9,618,635   $  1,940,811
National Tax-Free
 Money Market Fund               $    113,965   $  1,442,439   $    116,790   $  1,366,168   $          0   $  1,037,811
Prime Investment Money
 Market Fund                     $  2,394,978   $     65,671   $  1,775,127   $    100,777   $    178,052   $    759,599
100% Treasury Money
 Market Fund                     $  7,192,416   $  2,669,711   $  6,785,093   $  2,560,224   $  4,913,899   $  1,653,528


         LIQUIDITY RESERVE MONEY MARKET AND MINNESOTA MONEY MARKET FUNDS

     For the periods indicated below, the Liquidity Reserve Money Market Fund and Minnesota Money Market Fund paid to Funds Management and/or Wells Fargo Bank the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

                          Year Ended 3/31/03                Year Ended 3/31/02                Year Ended 3/31/01
                     ------------------------------    ------------------------------    ----------------------------
         Fund          Fees Paid       Fees Waived       Fees Paid      Fees Waived      Fees Paid      Fees Waived
-----------------    -------------    -------------    -------------    -------------    -----------    -------------
Liquidity Reserve
 Money Market        $   1,104,243*   $     804,861*             N/A              N/A            N/A              N/A
Minnesota Money
 Market              $     351,980    $      39,389    $     309,550    $      33,781    $   109,790**  $      42,087**

<F1>
*  The amounts indicate fees paid since July 31, 2002.

<F2>
** The amounts indicate fees paid since August 14, 2000, the Fund's commencement date.

     General. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser. Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment sub-adviser to the Funds. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Funds' assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust's Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and the National Tax-Free Money Market Trust, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of each Fund's average daily net assets, and 0.04% of each Fund's average daily net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Wells Capital Management does not receive any fees for investment sub-advisory services provided to the money market Trust Funds.

     Administrator. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of a Fund's Class A and Class B shares, the Investor Class shares of the Liquidity Reserve Money Market Fund, and the Overland Express Sweep Fund; 0.17% of the average daily net assets of a Fund's Service Class shares and the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust; 0.15% of the average daily net assets of a Fund's Administrator Class shares; and 0.13% of the average daily net assets of a Fund's Institutional Class shares.

                             FORMER STAGECOACH FUNDS

     For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management and/or Wells Fargo Bank and Stephens, Inc. ("Stephens") for administration and, as applicable, co-administration fees:

                             Year Ended     Year Ended            Year Ended
                              3/31/03        3/31/02               3/31/01
                            ------------   ------------   ---------------------------
                                Funds         Funds          Wells
          Fund               Management     Management       Fargo         Stephens
--------------------------  ------------   ------------   ------------   ------------

California Tax-Free Money
 Market                     $  4,173,151   $  4,038,616   $    315,921   $  3,415,563
California Tax-Free Money
 Market Trust               $    949,135   $    745,545   $     73,174   $    788,387
Money Market                $ 14,935,314   $ 16,450,645   $  2,002,793   $ 21,578,480
Money Market Trust          $  2,490,211   $  2,099,207   $    107,278   $  1,155,838
National Tax-Free Money
 Market Trust               $    707,587   $    463,043   $     42,977   $    463,038
Overland Express Sweep      $  8,683,614   $  8,377,301   $    560,079   $  6,034,403
Treasury Plus Money Market  $  3,458,765   $  2,938,844   $    135,735   $  1,462,441

                              FORMER NORWEST FUNDS

     For the periods indicated below, the following Funds paid the following dollar amounts to Funds Management and/or Wells Fargo Bank for administration fees:

                             Year Ended     Year Ended            Year Ended
                              3/31/03        3/31/02                3/31/01
                            ------------   ------------   ---------------------------
          Fund               Funds Mgmt     Funds Mgmt.    Funds Mgmt.   Wells Fargo
-----------------------     ------------   ------------   ------------   ------------
Cash Investment Money
 Market Fund                $ 25,364,235   $ 26,460,429   $  1,608,972   $ 17,335,373
Government Money Market
 Fund                       $  8,042,531   $  6,516,302   $    420,755   $  4,533,293
National Tax-Free
 Money Market Fund          $  2,354,749   $  2,224,438   $    132,214   $  1,424,501
Prime Investment Money
 Market Fund                $  3,724,500   $  2,813,856   $    119,454   $  1,287,022
100% Treasury Money
 Market Fund                $  4,288,029   $  4,005,136   $    239,049   $  2,575,562


                         LIQUIDITY RESERVE MONEY MARKET
                        AND MINNESOTA MONEY MARKET FUNDS

     For the periods indicated below, the Liquidity Reserve Money Market Fund and the Minnesota Money Market Fund paid the following dollar amounts to Funds Management and/or Wells Fargo Bank for administration fees:

                              Year Ended     Year Ended    Year Ended
          Fund                 3/31/03        3/31/02       3/31/01
-----------------------     ------------    ------------   ------------
Liquidity Reserve Money
 Market                     $    915,513*            N/A            N/A
Minnesota Money Market      $    208,420    $    171,665   $     75,939**

----------
* The amounts indicate fees paid since July 31, 2002, the Fund's commencement date.

** The amounts indicate fees paid since August 14, 2000, the Fund's commencement date.

     Distributor. Stephens (the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Liquidity Reserve Money Market Fund, Money Market Fund and Overland Express Sweep Fund have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the classes of shares listed below. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the indicated classes of shares of the following Funds pay Stephens, on a monthly basis, an annual fee based on the rate indicated below, of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         Fund                                           Fee
-----------------------------------                     ----
Liquidity Reserve Money Market Fund
   Investor Class                                       0.25%
Money Market Fund
   Class B                                              0.75%

Overland Express Sweep Fund
   Single Class                                         0.30%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the year ended March 31, 2003, the Funds paid Stephens the following fees for distribution-related services:

                                                            Printing &                     Compensation
                                                             Mailing       Underwriters     to Broker/
        Fund                  Total        Advertising     Prospectuses    Compensation      Dealers           Other
-----------------------    ------------    ------------    ------------    ------------    ------------    ------------
Liquidity Reserve Money
 Market                    $  1,363,646    $          0    $          0    $          0    $          0    $  1,363,646
Money Market
 Class B*                  $ 16,170,312    $          0    $          0    $          0    $          0    $ 16,170,312
Overland Express Sweep     $ 16,395,282    $          0    $          0    $          0    $          0    $ 16,395,282

----------

<F1>
* Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.


     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Board and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Board and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

     Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing Investor Services, a Shareholder Servicing Agent is entitled to a fee from each applicable Fund listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                 Fund                         Fee
-------------------------------------        -----
California Tax-Free Money Market Fund
   Class A                                   0.25%
   Service Class                             N/A
California Tax-Free Money Market Trust       N/A
Cash Investment Money Market Fund
   Administrator Class                       0.10%
   Institutional Class                       N/A
   Service Class                             0.25%
Government Money Market Fund
   Administrator Class                       0.10%
   Class A                                   0.25%
   Institutional Class                       N/A
   Service Class                             0.25%
Liquidity Reserve Money Market Fund
   Investor Class                            0.25%
Minnesota Money Market Fund
   Class A                                   0.25%

                 Fund                        Fee
-------------------------------------       -----
Money Market Fund
   Class A                                   0.25%
   Class B                                   0.25%
Money Market Trust                            N/A
National Tax-Free Money Market Fund
   Class A                                   0.25%
   Institutional Class                        N/A
   Service Class                             0.25%
National Tax-Free Money Market Trust          N/A
Overland Express Sweep Fund                  0.30%
Prime Investment Money Market Fund
   Institutional Class                        N/A
   Service Class                             0.25%
Treasury Plus Money Market Fund
   Class A                                   0.25%
   Institutional Class                        N/A
   Service Class                             0.25%
100% Treasury Money Market Fund
   Class A                                   0.25%
   Service Class                              N/A

     General. Each Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

     Each Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

     Custodian. Wells Fargo Bank MN, located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

     Fund Accountant. Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Funds. For its services as Fund Accountant, PFPC is entitled to receive the annual asset based Fund Complex fee listed in the chart below.

--------------------------------------------------------------------------------
  Average Fund Complex Daily Net Assets        Annual Asset Based Fees
--------------------------------------------------------------------------------
             $0-85 billion                            0.0057%
--------------------------------------------------------------------------------
      greater than $85 billion                        0.0025%
--------------------------------------------------------------------------------

     Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

     Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds. For its services, Forum Accounting received a monthly base fee per Fund ranging from $4,167 to $5,000. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting also received a fee equal to 0.0025% of the average daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

     Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The money market Funds paid no underwriting commissions for the year ended March 31, 2003, March 31, 2002 and March 31, 2001.

     Code of Ethics. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     Yield Calculations: The Funds may, from time to time, include their yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ -1]
                                     -----
                                      cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield: Quotations of tax-equivalent yield for a tax-free money market Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                               1 - p

                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1

                Seven-Day Yield for the Year Ended March 31, 2003
                -------------------------------------------------

                                                             Seven-
                                                              Day      Seven-
                                                   Seven-     Tax-      Day
                                        Seven-      Day     Equiva-    Tax-
                                         Day      Effect-    lent     Equiva-
                                        Current     ive     Current    lent
Fund                                     Yield     Yield     Yield     Yield*
--------------------------------------  -------   -------   -------   -------

California Tax-Free Money Market
   Class A                                 0.52%     0.52%     0.88%     0.88%
   Service Class                           0.72%     0.72%     1.22%     1.22%
California Tax-Free Money Market Trust     0.96%     0.96%     1.63%     1.63%
Cash Investment Money Market
   Institutional Class                     1.17%     1.18%      N/A       N/A
   Service Class                           0.94%     0.94%      N/A       N/A
Government Money Market
   Class A                                 0.60%     0.61%      N/A       N/A
   Service Class                           0.85%     0.86%      N/A       N/A
Liquidity Reserve Money Market Fund
    Investor Class                         0.34%     0.34%      N/A       N/A
Minnesota Money Market
   Class A                                 0.45%     0.46%     0.75%     0.77%
Money Market
   Class A                                 0.61%     0.61%      N/A       N/A
   Class B                                 0.15%     0.15%      N/A       N/A
Money Market Trust                         1.17%     1.17%      N/A       N/A
National Tax-Free Money Market
   Institutional Class                     0.98%     0.98%     1.51%     1.51%
   Service Class                           0.79%     0.80%     1.22%     1.23%
National Tax-Free Money Market Trust       1.03%     1.03%     1.58%     1.58%
Overland Express Sweep                     0.13%     0.13%      N/A       N/A
Prime Investment Money Market
   Service Class                           0.79%     0.79%      N/A       N/A
Treasury Plus Money Market
   Institutional Class                     1.07%     1.08%      N/A       N/A
   Service Class                           0.82%     0.83%      N/A       N/A
100% Treasury Money Market
   Class A                                 0.55%     0.55%      N/A       N/A
   Service Class                           0.74%     0.74%      N/A       N/A

               Thirty-Day Yield for the Year Ended March 31, 2003
               --------------------------------------------------

                                                            Thirty-
                                                              Day     Thirty-
                                                  Thirty-     Tax-      Day
                                        Thirty-    Day      Equiva-    Tax-
                                          Day      Effect    lent     Equiva-
                                        Current     ive     Current    lent
Fund                                     Yield     Yield     Yield     Yield*
--------------------------------------  -------   -------   -------   -------
California Tax-Free Money Market
   Class A                                 0.47%     0.47%     0.80%     0.80%
   Service Class                           0.67%     0.68%     1.14%     1.15%
California Tax-Free Money Market Trust     0.91%     0.91%     1.54%     1.54%
Cash Investment Money Market
   Institutional Class                     1.15%     1.15%      N/A       N/A
   Service Class                           0.92%     0.92%      N/A       N/A
Government Money Market
   Class A                                 0.61%     0.61%      N/A       N/A
   Service Class                           0.86%     0.86%      N/A       N/A
Liquidity Reserve Money Market Fund
   Investor Class                          0.35%     0.35%      N/A       N/A
Minnesota Money Market
   Class A                                 0.41%     0.41%     0.68%     0.68%
Money Market
   Class A                                 0.62%     0.62%      N/A       N/A
   Class B                                 0.15%     0.15%      N/A       N/A
Money Market Trust                         1.19%     1.19%      N/A       N/A
National Tax-Free Money Market
   Institutional Class                     0.93%     0.93%     1.43%     1.43%
   Service Class                           0.75%     0.75%     1.15%     1.15%
National Tax-Free Money Market Trust       0.98%     0.99%     1.58%     1.58%
Overland Express Sweep                     0.14%     0.14%      N/A       N/A
Prime Investment Money Market
   Service Class                           0.78%     0.79%      N/A       N/A
Treasury Plus Money Market
   Institutional Class                     1.08%     1.08%      N/A       N/A
   Service Class                           0.83%     0.83%      N/A       N/A
100% Treasury Money Market
   Class A                                 0.55%     0.56%      N/A       N/A
   Service Class                           0.74%     0.75%      N/A       N/A

----------
* Based on the combined state and federal income tax rate of 41.05% for the California Funds, 40.10% for the Minnesota Money Market Fund, and the federal income tax rate of 35.00% for the National Tax-Free Funds.

     From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earning ratio of a Fund or class in advertising and other types of literature as compared to the performance of managed or unmanaged indices, or performance data of bonds, municipal securities, or government securities or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2003, Funds Management and its affiliates managed over $183 billion in actual fund assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account and Money Market Checking Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

------------------------------------------------------------------
                                              NAV Calculation
Funds                                         Time (Pacific Time)
------------------------------------------------------------------
California Tax-Free Money Market Fund             9:00 a.m.
------------------------------------------------------------------
California Tax-Free Money Market Trust            9:00 a.m.
------------------------------------------------------------------
Cash Investment Money Market Fund                 2:00 p.m.
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Government Money Market Fund                      2:00 p.m.
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Liquidity Reserve Money Market Fund               12:00 Noon
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Minnesota Money Market Fund                       9:00 a.m.
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Money Market Fund                                 12:00 Noon
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Money Market Trust                                12:00 Noon
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National Tax-Free Money Market Fund               9:00 a.m.
------------------------------------------------------------------
National Tax-Free Money Market Trust              9:00 a.m.
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Overland Express Sweep Fund                       12:00 Noon
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Prime Investment Money Market Fund                2:00 p.m.
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Treasury Plus Money Market Fund                   2:00 p.m.
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100% Treasury Money Market Fund                   10:00 a.m.
------------------------------------------------------------------

     If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders Via the Internet. Class A and Class B shareholders with an existing Wells Fargo Funds account may purchase additional shares of classes of Funds that they already own, and redeem shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

     Reduced Sales Charges for Certain Former Montgomery Fund Class P and Class R Shareholders. In connection with the reorganization of certain Montgomery Funds into certain Wells Fargo Funds, shareholders who purchased Class P and Class R shares of the Montgomery Funds directly from the Montgomery Funds, and who became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of the WealthBuilder Portfolios, at NAV. Shareholders who did not purchase such shares directly may be permitted to make additional investments in the respective acquiring Wells Fargo Fund at NAV. Please contact your account representative for details.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares of all of the Wells Fargo Funds at NAV.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, each Fund's Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-

Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

     Brokerage Commissions. For the fiscal years ended March 31, 2003, March 31, 2002 and March 31, 2001, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

     Securities of Regular Broker-Dealers. As of March 31, 2003, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown: (i) the name of each regular broker or dealer and (ii) the dollar value of such securities of such broker or dealer held by each Fund.

              Fund                                  Broker/Dealer                        Value
----------------------------------   ------------------------------------------     --------------
(a) Cash Investment Money Market     Bear, Stearns & Co., Inc.                      $  194,033,000
                                     Lehman Brothers Holdings Corp.                 $   15,360,000
                                     Morgan (J.P.) Securities, Inc.                 $  154,772,000
                                     Merrill Lynch, Pierce, Fenner & Smith, Inc.    $  233,000,000
                                     Goldman, Sachs & Co.                           $  160,000,000
(b) Liquidity Reserve Money Market   Bear, Stearns & Co., Inc.                      $    3,001,000
                                     Merrill Lynch & Company                        $   19,997,000
(c) Money Market                     Merrill Lynch, Pierce, Fenner & Smith, Inc.    $   75,000,000
                                     Bear, Stearns & Co., Inc.                      $   90,000,000
                                     Morgan (J.P.) Securities, Inc.                 $   24,980,000
(d) Money Market Trust               Bear, Stearns & Co., Inc.                      $   20,000,000
                                     Goldman Sachs Inc.                             $   30,000,000
                                     Merrill Lynch, Pierce, Fenner & Smith, Inc.    $   45,005,000
(e) Overland Express Sweep           Merrill Lynch, Pierce, Fenner & Smith, Inc.    $   75,000,000
                                     Bear, Stearns & Co.                            $   73,223,000
                                     Morgan (J.P.) Securities, Inc.                 $   74,941,000
(f) Prime Investment Money Market    Merrill Lynch, Pierce, Fenner & Smith, Inc.    $   45,000,000

                                  FUND EXPENSES

     Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management also may voluntarily waive fees and/or reimburse expenses, which can reduce operating expenses. During the last fiscal year, Funds Management voluntarily waived certain fees for the Money Market Fund and Overland Express Sweep Fund. Actual reimbursements and waivers have a positive effect on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund's assets. General expenses of the

Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

                                      TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal and certain state income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes, and as applicable, certain California and Minnesota taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than certain California and Minnesota taxes.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are not subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal and state income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year:
(i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

     Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by a Fund.

     Offsetting positions held by a Fund involving certain financial forward contracts may be considered, for federal income tax purposes, to constitute "straddles." The tax treatment of "straddles" is governed by Section 1092 of the Code. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions, defined below, paid out by the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the "Tax-Free Funds"), all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. These loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate. Recently enacted reductions in the individual federal income rate tax on certain qualified dividends generally will not apply to Fund distributions.

     The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

     Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account. Shares of the Tax-Free Funds are not be suitable investments for tax-deferred plans and tax-exempt investors.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions generally are not subject to federal income tax, withholding or otherwise, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

     Distributions of capital gains or income not attributable to interest on a Tax-Free Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their federal AMT. In addition, Exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

     Additional Considerations for the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust ("California Tax-Free Funds") intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Tax-Free Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Tax-Free Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

     In cases where a shareholder of a California Tax-Free Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Tax-Free Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

     The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Tax-Free Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Tax-Free Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Further, it should be noted that the portion of any California Tax-Free Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Tax-Free Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Tax-Free Funds' distributions and as to their own California state tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund. Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Fund distributions to the extent that such distributions qualify as exempt-interest distributions under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest distribution of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest distributions that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest distributions that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

                                  CAPITAL STOCK

     The Funds are fourteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of July 3, 2003, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                  5% OWNERSHIP
                               AS OF JULY 3, 2003

                                                           Type of    Percentage
     Fund                  Name and Address               Ownership    of Fund
----------------   ------------------------------------   ---------   -----------

CALIFORNIA
TAX-FREE MONEY
MARKET FUND
   Class A         WELLS FARGO SERVICE COMPANY            Record            66.53%
                   FBO Sweep Funds CATF
                   Retail Sweep Operations
                   3401 N. 4/th/ Avenue, #N9777-131
                   Sioux Falls, SD  51104-0783

                   WELLS FARGO INVESTMENTS, LLC           Record            17.42%
                   c/o Alec O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

                   NORWEST  BANK   MINNESOTA  NA          Record             8.00%
                   ATTN Cash Sweep Dept.
                   MAC-N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

   Service Class   NORWEST BANK MINNESOTA NA              Record            15.47%
                   ATTN Cash Sweep Dept.
                   MAC N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INST BROKERAGE SERVICES    Record            12.58%
                   c/o Sean O'Farrell
                   608 2/nd/ Ave. #N9303-054
                   Minneapolis, MN  55479-0001

                   TRAITEL HOLDING CORP                   Record             8.73%
                   c/o J P Morgan Private Bank PWM
                   1999 Avenue of the Stars
                   26/th/ Floor
                   Los Angeles, CA 90067

                   ABF DATA SYSTEMS INC                   Record             5.14%
                   9020 Kenamar Dr., Ste 201
                   San Diego, CA  92121-2431


                                                           Type of     Percentage
     Fund                    Name and Address             Ownership     of Fund
----------------   ------------------------------------   ---------   -----------

CALIFORNIA
TAX-FREE MONEY
MARKET TRUST

   Single          NORWEST BANK MINNESOTA, N.A.           Record            97.81%
   Class           Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

CASH
INVESTMENT
MONEY  MARKET
FUND

   Administrator   Stephens Inc.                          Record              100%
   Class           111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Institutional   NORWEST BANK MINNESOTA, N.A.           Record            46.61%
   Class           Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO BANK                       Record            19.50%
                   ATTN:  Investment Sweep T-15
                   1300 S W Fifth Ave.
                   Portland, OR  97201-5667

                   WELLS FARGO INST BROKERAGE SERVICES    Record             7.96%
                   c/o Sean O'Farrell
                   608 2/nd/ Ave. #N9303-054
                   Minneapolis, MN  55479-0001

                   TEACHERS RETIREMENT SYSTEM OF          Record             5.91%
                   LOUISANA
                   c/o Custodial Trust Co.
                   101 Carnegie Center
                   Princeton, NJ  08540-6231

   Service Class   NORWEST BANK MINNESOTA, N.A.           Record            33.17%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INST BROKERAGE SERVICES    Record            21.79%
                   c/o Sean O'Farrell
                   608 2/nd/ Ave. #N9303-054
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INVESTMENTS, LLC           Record            16.48%
                   c/o Alec O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308


                                                           Type of     Percentage
     Fund                    Name and Address             Ownership     of Fund
----------------   ------------------------------------   ---------   -----------

GOVERNMENT
MONEY MARKET
FUND

   Administrator   Stephens Inc.                          Record              100%
   Class           111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Class A         WELLS FARGO INVESTMENTS, LLC           Record            66.21%
                   c/o Alec O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

                   WELLS FARGO BANK MN NA FBO             Record            26.01%
                   Retirement Plan Svcs
                   99020308
                   P.O. Box 1533
                   MPLS, MN  55480-1533

   Institutional   Stephens Inc.                          Record              100%
   Class           111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Service Class   NORWEST BANK MINNESOTA NA              Record            74.09%
                   ATTN Cash Sweep Dept.
                   MAC N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INST BROKERAGE SERVICES    Record            13.98%
                   c/o Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55479-0001

LIQUIDITY
RESERVE MONEY
MARKET FUND
                   WELLS FARGO INVESTMENTS, LLC           Record            72.46%
                   c/o Alex O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

                   NATIONAL FINANCIAL SERVICES LLC        Record            27.54%
                   FBO:  Our Customers
                   2000 Liberty St.
                   1 World Financial Center
                   ATTN:  Mutual Funds Dept. 5 Fl.
                   New York, NY  10281-1003

MINNESOTA
MONEY MARKET
FUND

   Class A         WELLS FARGO INVESTMENTS, LLC           Record            97.57%
                   c/o Alex O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308


                                                           Type of    Percentage
     Fund                    Name and Address             Ownership     of Fund
----------------   ------------------------------------   ---------   -----------

MONEY MARKET
FUND

   Class A         WELLS FARGO SERVICE COMPANY            Record            48.49%
                   FBO Sweep Funds FA
                   Retail Sweep Operations
                   3401 N. 4/th/ Avenue, #N9777-131
                   Sioux Falls, SD  57104-0783

                   WELLS FARGO INVESTMENTS, LLC           Record            44.21%
                   c/o Alex O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

   Class B         WELLS FARGO SERVICE COMPANY            Record            97.19%
                   FBO Sweep Funds FB
                   Retail Sweep Operations
                   3401 N. 4/th/ Avenue, #N9777-131
                   Sioux Falls, SD  57104-0783

MONEY MARKET
TRUST

   Single Class    NORWEST BANK MINNESOTA, N.A.           Record            99.94%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

NATIONAL TAX-
FREE MONEY
MARKET FUND

   Class A         Stephens Inc.                          Record              100%
                   111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Institutional   NORWEST BANK MINNESOTA, N.A.           Record            56.84%
   Class           Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   HARE & CO.                             Record            18.13%
                   Bank of New York
                   One Wall Street 2/nd/ Floor
                   Attn:  STIF/MASTER NOTE
                   New York, NY  10005-2501

                   WELLS FARGO INST BROKERAGE SERVICES    Record            10.18%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55402-1916

                   NATHAN M. SAKS                         Record             7.89%
                   3460 Cranbrook Cir.
                   Reno, NV  89509-8013



                                                           Type of    Percentage
     Fund                    Name and Address             Ownership    of Fund
----------------   ------------------------------------   ---------   -----------

                   WELLS FARGO INVESTMENTS LLC            Record             5.47%
                   A/C 8073-8544
                   608 Second Avenue South 8/th/ Floor
                   Minneapolis, MN  55402-1916

   Service Class   NORWEST BANK MINNESOTA, N.A.           Record            45.78%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INVESTMENTS, LLC           Record            22.90%
                   c/o Alex O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

                   NORWEST BANK MINNESOTA, N.A.           Record            18.56%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INST BROKERAGE SERVICES    Record             9.89%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55479-0001

NATIONAL TAX-
FREE MONEY
MARKET TRUST

   Single Class    NORWEST BANK MINNESOTA, N.A.           Record            99.31%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

OVERLAND
EXPRESS SWEEP
FUND

   Single Class    WELLS FARGO BANK                       Record            65.45%
                   MAC #A0247-010
                   Sweep Dept Operations
                   3440 Walnut Avenue Bldg B
                   Freemont, CA  94538-2210

                   WELLS FARGO BANK                       Record            34.55%
                   MAC #A0247-010
                   Sweep Dept Operations
                   3440 Walnut Avenue Bldg B
                   Freemont, CA  94538-2210



                                                           Type of    Percentage
     Fund                    Name and Address             Ownership    of Fund
----------------   ------------------------------------   ---------   -----------

PRIME
INVESTMENT
MONEY MARKET
FUND

   Institutional   Stephens Inc.                          Record              100%
   Class           111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Service Class   NORWEST BANK MINNESOTA, N.A.           Record            79.99%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO BROKERAGE SERVICES         Record            13.68%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55479-0001

                   NORWEST BANK MINNESOTA, N.A.           Record            5.24%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

TREASURY PLUS
MONEY MARKET
FUND

   Class A         Stephens Inc.                          Record              100%
                   111 Center Street
                   Suite 300
                   Little Rock, AR  72201

   Institutional   HARE & CO.                             Record            47.87%
   Class           Bank of New York
                   One Wall Street 2/nd/ Floor
                   ATTN:  STIF/MASTER NOTE
                   New York, NY  10005-2501

                   NORWEST BANK MINNESOTA, N.A.           Record            27.80%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO BANK                       Record            14.95%
                   ATTN:  Investment Sweep T-15
                   1300 S W Fifth Ave.
                   Portland, OR  97201-5667

   Service Class   NORWEST BANK MINNESOTA, N.A.           Record            65.99%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001


                                                           Type of    Percentage
     Fund                    Name and Address             Ownership    of Fund
----------------   ------------------------------------   ---------   -----------

                   HARE & CO.                             Record             9.65%
                   Bank of New York
                   One Wall Street 2/nd/ Floor
                   ATTN:  STIF/MASTER NOTE
                   New York, NY  10005-2501

                   WELLS FARGO INST BROKERAGE SERVICES    Record             9.03%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55402-1916

                   WELLS FARGO BANK MN NA FBO             Record             5.69%
                   Retirement Plan Svcs
                   99020302
                   P.O. Box 1533
                   Minneapolis, MN 55480-1533

100% TREASURY
MONEY MARKET
FUND

   Class A         WELLS FARGO INVESTMENTS, LLC           Record            85.28%
                   c/o Alex O'Connor
                   625 Marquette Ave., Fl. 12
                   Minneapolis, MN  55402-2308

                   WELLS FARGO INST BROKERAGE SERVICES    Record            12.79%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55479-0001

   Service Class   NORWEST BANK MINNESOTA, N.A.           Record            82.20%
                   Attn:  Cash Sweep Dept.
                   MAC:  N9306-04C
                   733 Marquette Ave.
                   Minneapolis, MN  55479-0001

                   WELLS FARGO INST BROKERAGE SERVICES    Record            14.35%
                   ATTN:  Sean O'Farrell
                   608 2/nd/ Ave. S #N9303-054
                   Minneapolis, MN  55479-0001


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

     The portfolios of investments, financial statements, financial highlights and independent auditor's report for the Funds for the year ended March 31, 2003 are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     S&P
     ---

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

        Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        Moody's:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits.
           --------

Exhibit
Number                                Description
------------     ---------------------------------------------------------------
(a)           -  Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December
                 27, 2002.

(b)           -  Not Applicable.

(c)           -  Not Applicable.

(d)(1)(i)     -  Investment Advisory Agreement with Wells Fargo Funds
                 Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (ii)    -  Amended and Restated Fee and Expense Agreement between Wells
                 Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

   (2)(i)     -  Investment Sub-Advisory Agreement with Barclays Global Fund
                 Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

      (ii)    -  Investment Sub-Advisory Agreement with Galliard Capital
                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

      (iii)   -  Investment Sub-Advisory Agreement with Peregrine Capital
                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

      (iv)    -  Investment Sub-Advisory Agreement with Schroder Investment
                 Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (v)     -  Investment Sub-Advisory Agreement with Smith Asset Management
                 Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (vi)    -  Investment Sub-Advisory Agreement with Wells Capital Management
                 Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (vii)   -  Investment Sub-Advisory Agreement with Dresdner RCM Global
                 Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

      (viii)  -  Not Applicable.

      (ix)    -  Investment Sub-Advisory Agreement with Cadence Capital
                 Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(e)           -  Amended and Restated Distribution Agreement along with Form of
                 Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(f)           -  Not Applicable.

(g)(1)        -  Not Applicable.

   (2)        -  Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

      (i)     -  Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota,
                 N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

   (3)        -  Securities Lending Agreement by and among Wells Fargo Funds
                 Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

   (4)        -  Not Applicable.

(h)(1)        -  Administration Agreement with Wells Fargo Funds Management,
                 LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

   (2)        -  Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002.

      (i)     -  Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

   (3)        -  Transfer Agency and Service Agreement with Boston Financial
                 Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

   (4)        -  Shareholder Servicing Plan, incorporated by reference to
                 Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

   (5)        -  Shareholder Servicing Agreement, incorporated by reference to
                 Post-Effective Amendment No. 8, filed December 17, 1999.

(i)           -  Legal Opinion, filed herewith.

(j)(A)        -  Consent of Independent Auditors, filed herewith.

(j)(1)        -  Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (2)        -  Not Applicable.

   (3)        -  Not Applicable.

   (4)        -  Power of Attorney, Thomas S. Goho, incorporated by reference to
                 Post-Effective Amendment No. 34, filed February 25, 2002.

   (5)        -  Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (6)        -  Not Applicable.

   (7)        -  Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (8)        -  Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (9)        -  Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (10)       -  Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (11)       -  Not Applicable.

   (12)       -  Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

   (13)       -  Not Applicable.

   (14)       -  Power of Attorney, Stacie D. DeAngelo, filed herewith.

(k)           -  Not Applicable.

(l)           -  Not Applicable.

(m)           -  Rule 12b-1 Plan, incorporated by reference to Post-Effective
                 Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003 (see Exhibit (e) above for related Distribution Agreement).

(n)           -  Rule 18f-3 Plan, incorporated by reference to Post-Effective
                 Amendment No. 58, filed June 9, 2003.

(o)           -  Not Applicable.

(p)(1)        -  Joint Code of Ethics for Funds Trust, Master Trust and Variable
                 Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (2)        -  Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (3)        -  Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                 2001.

   (4)        -  Dresdner RCM Global Investors, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (5)        -  Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (6)        -  Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (7)        -  Schroder Investment Management North America Inc. Code of
                 Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (8)        -  Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (9)        -  Wells Capital Management Incorporated Code of Ethics,
                 incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

   (10)       -  Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

   (11)       -  Not Applicable.

   (12)       -  Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the master portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (k) Systematic Financial Management, L.P. ("Systematic") is expected to serve as the sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.  Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

          (o) Systematic Financial Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

Item 29.  Management Services.

          Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of August, 2003.


                                        WELLS FARGO FUNDS TRUST

                                        By:    /s/  Christopher R. Bellonzi
                                           -------------------------------------
                                                 Christopher R. Bellonzi
                                                   Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                                   Title                      Date
-----------------------------     -----------------------------      ----------

                *
-----------------------------     Trustee
       Robert C. Brown

-----------------------------     Trustee
       Thomas S. Goho

                *
-----------------------------     Trustee
       Peter G. Gordon

                *
-----------------------------     Trustee
      Richard M. Leach

                *
-----------------------------     Trustee
       J. Tucker Morse

                *
-----------------------------     Trustee
      Timothy J. Penny

                *
-----------------------------     Trustee
      Donald C. Willeke

                *
-----------------------------     President
      Karla M. Rabusch            (Principal Executive Officer)

                *
-----------------------------     Treasurer
     Stacie D. DeAngelo           (Principal Financial Officer)

                                                                     08/01/2003

*By:     /s/ Christopher R. Bellonzi
    --------------------------------------
           Christopher R. Bellonzi
             As Attorney-in-Fact
                August 1, 2003

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                                  Description

EX-99.B(i)                           Legal Opinion

EX-99.B(j)(A)                        Consent of Independent Auditors

EX-99.B(j)(14)                       Power of Attorney, Stacie D. DeAngelo